UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER              811-04087

                                 -----------------------
EXETER FUND, INC.
---------------------------------------------------------
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


290 WOODCLIFF DRIVE,   FAIRPORT, NY                14450
-----------------------------------------------------------
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)         (ZIP CODE)


B. REUBEN AUSPITZ     290 WOODCLIFF DRIVE,   FAIRPORT, NY  14450
----------------------------------------------------------------
(NAME AND ADDRESS OF AGENT FOR SERVICE)


REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:     585-325-6880
                                                   -----------------

DATE OF FISCAL YEAR END:                      DECEMBER 31, 2005
                        ---------------------------------------

DATE OF REPORTING PERIOD:    JANUARY 1, 2005 THROUGH JUNE 30, 2005
                         -----------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM 1:  REPORTS TO STOCKHOLDERS


August 26, 2005


To Shareholders of the following Series of the Exeter Fund:

Core Bond Series
Core Plus Bond Series
Diversified Tax Exempt Series
International Series
Life Sciences Series
New York Tax Exempt Series
Ohio Tax Exempt Series
Small Cap Series
Technology Series
World Opportunities Series

Dear Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of June 30, 2005. The reports include portfolio holdings and financial statements as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/ Amy J. Williams

Amy J. Williams
Fund Services Manager

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Technology Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $       942.60  $          5.78
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.84  $          6.01




*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




SECTOR ALLOCATION*
Consumer Discretionary                                              9.6%
Health Care                                                         5.2%
Industrials                                                         2.8%
Information Technology (Communications Equipment)                  15.8%
Information Technology (Computers & Peripherals)                    8.6%
Information Technology (Electronic Equipment & Instruments)         5.0%
Information Technology (Internet Software & Services)               5.4%
Information Technology (IT Services)                                1.9%
Information Technology (Semiconductors & Semiconductor Equipment)  16.0%
Information Technology (Software)                                  26.1%
Telecommunication Services                                          2.9%
Cash, short-term investments, and liabilities, less other assets    0.7%

*As a percentage of net assets.






TOP TEN STOCK HOLDINGS*
Symantec Corp.                                               4.3%
Texas Instruments, Inc.                                      4.1%
Cisco Systems, Inc.                                          3.9%
WebMD Corp.                                                  3.9%
Nokia Oyj - ADR (Finland)                                    3.7%
Packeteer, Inc.                                              3.5%
Amdocs Ltd. (Guernsey)                                       3.4%
Secure Computing Crop.                                       3.2%
Blue Coat Systems, Inc.                                      3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Finland)  3.0%

*As a percentage of total investments.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           -------  ------------

COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 9.6%
DIVERSIFIED CONSUMER SERVICES - 1.3%
Career Education Corp.*                                     35,150  $ 1,286,841
                                                                    ------------

HOUSEHOLD DURABLES - 1.7%
Sony Corp. - ADR (Japan) (Note 7)                           48,000    1,653,120
                                                                    ------------

INTERNET & CATALOG RETAIL - 2.0%
IAC/InterActiveCorp*                                        81,000    1,948,050
                                                                    ------------

MEDIA - 2.9%
Harris Interactive, Inc.*                                  600,000    2,922,000
                                                                    ------------

SPECIALTY RETAIL - 1.7%
RadioShack Corp.                                            72,000    1,668,240
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                          9,478,251
                                                                    ------------

HEALTH CARE - 5.2%
HEALTH CARE PROVIDERS & SERVICES - 5.2%
Omnicell, Inc.*                                            143,000    1,258,400
WebMD Corp.*                                               378,000    3,882,060
                                                                    ------------
TOTAL HEALTH CARE                                                     5,140,460
                                                                    ------------

INDUSTRIALS - 2.8%
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Tomra Systems ASA (Norway) (Note 7)                        664,000    2,743,844
                                                                    ------------

INFORMATION TECHNOLOGY - 78.8%
COMMUNICATIONS EQUIPMENT - 15.8%
Cisco Systems, Inc.*                                       206,000    3,936,660
Nokia Oyj - ADR (Finland) (Note 7)                         223,000    3,710,720
Packeteer, Inc.*                                           250,000    3,525,000
Polycom, Inc.*                                             172,000    2,564,520
Scientific-Atlanta, Inc.                                    58,000    1,929,660
                                                                    ------------
                                                                     15,666,560
                                                                    ------------

COMPUTERS & PERIPHERALS - 8.6%
EMC Corp.*                                                 206,000    2,824,260
International Business Machines (IBM) Corp.                 37,500    2,782,500
Logitech International S.A. - ADR* (Switzerland) (Note 7)   45,000    2,870,100
                                                                    ------------
                                                                      8,476,860
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.0%
DTS, Inc.*                                                 110,000    1,961,300
Solectron Corp.*                                           781,000    2,959,990
                                                                    ------------
                                                                      4,921,290
                                                                    ------------

INTERNET SOFTWARE & SERVICES - 5.4%
Blue Coat Systems, Inc.*                                   105,500    3,152,340
Online Resources Corp.*                                    197,000    2,228,070
                                                                    ------------
                                                                      5,380,410
                                                                    ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                   VALUE
                                                                      SHARES      (NOTE 2)
                                                                     ---------  ------------
INFORMATION TECHNOLOGY (continued)
IT SERVICES - 1.9%
First Data Corp.                                                        46,000  $ 1,846,440
                                                                                ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.0%
ATI Technologies, Inc.* (Canada) (Note 7)                              114,000    1,350,900
Cabot Microelectronics Corp.*                                           66,000    1,913,340
Cymer, Inc.*                                                            27,300      719,355
Exar Corp.*                                                            143,000    2,129,270
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)    327,600    2,987,712
Texas Instruments, Inc.                                                145,000    4,070,150
Zoran Corp.*                                                           197,000    2,618,130
                                                                                ------------
                                                                                 15,788,857
                                                                                ------------

SOFTWARE - 26.1%
Amdocs Ltd.* (Guernsey) (Note 7)                                       130,000    3,435,900
Blackbaud, Inc.                                                        218,000    2,943,000
Business Objects S.A. - ADR* (France) (Note 7)                          24,000      631,200
F-Secure Oyj* (Finland) (Note 7)                                       267,000      607,700
Opsware, Inc.*                                                         181,000      926,720
PalmSource, Inc.*                                                      289,000    2,456,500
SAP AG - ADR (Germany) (Note 7)                                         45,000    1,948,500
Secure Computing Corp.*                                                297,000    3,231,360
Symantec Corp.*                                                        198,000    4,304,520
Synopsys, Inc.*                                                        157,000    2,617,190
Verity, Inc.*                                                          302,000    2,648,540
                                                                                ------------
                                                                                 25,751,130
                                                                                ------------
TOTAL INFORMATION TECHNOLOGY                                                     77,831,547
                                                                                ------------

TELECOMMUNICATION SERVICES - 2.9%
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
Vodafone Group plc - ADR (United Kingdom) (Note 7)                     118,000    2,869,760
                                                                                ------------

TOTAL COMMON STOCKS
(Identified Cost $90,182,782)                                                    98,063,862
                                                                                ------------

SHORT-TERM INVESTMENTS - 1.9%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $1,868,599)                                         1,868,599    1,868,599
                                                                                ------------

TOTAL INVESTMENTS - 101.2%
(Identified Cost $92,051,381)                                                    99,932,461

LIABILITIES, LESS OTHER ASSETS - (1.2%)                                          (1,158,866)
                                                                                ------------

NET ASSETS - 100%                                                               $98,773,595
                                                                                ============




*Non-income producing security
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $92,051,381) (Note 2)          $ 99,932,461
Receivable for fund shares sold                                            241,229
Receivable for securities sold                                             224,872
Dividends receivable                                                       131,404
                                                                      -------------

TOTAL ASSETS                                                           100,529,966
                                                                      -------------

LIABILITIES:

Accrued management fees (Note 3)                                            75,805
Accrued fund accounting and transfer agent fees (Note 3)                    12,711
Accrued Chief Compliance Officer services fees (Note 3)                      1,062
Payable for securities purchased                                         1,644,980
Audit fees payable                                                          14,423
Payable for fund shares repurchased                                          5,509
Other payables and accrued expenses                                          1,881
                                                                      -------------

TOTAL LIABILITIES                                                        1,756,371
                                                                      -------------

TOTAL NET ASSETS                                                      $ 98,773,595
                                                                      =============

NET ASSETS CONSIST OF:

Capital stock                                                         $    127,968
Additional paid-in-capital                                             132,523,722
Undistributed net investment loss                                          (56,607)
Accumulated net realized loss on investments, foreign currency, and
other assets and liabilities                                           (41,702,568)
Net unrealized appreciation on investments                               7,881,080
                                                                      -------------

TOTAL NET ASSETS                                                      $ 98,773,595
                                                                      =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($98,773,595/12,796,825 shares)                       $       7.72
                                                                      =============




The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $26,881)       $   337,530
Interest                                                    36,516
                                                       ------------

Total Investment Income                                    374,046
                                                       ------------

EXPENSES:

Management fees (Note 3)                                   357,887
Fund accounting and transfer agent fees (Note 3)            51,374
Directors' fees (Note 3)                                     3,459
Chief Compliance Officer services fees (Note 3)              2,988
Custodian fees                                               7,935
Miscellaneous                                               27,424
                                                       ------------

Total Expenses                                             451,067
Less reduction of expenses (Note 3)                        (20,414)
                                                       ------------

Net Expenses                                               430,653
                                                       ------------

NET INVESTMENT LOSS                                        (56,607)
                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                              2,499,683
Foreign currency and other assets and liabilities           (1,184)
                                                       ------------
                                                         2,498,499
                                                       ------------

Net change in unrealized appreciation on investments    (3,048,795)
                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                               (550,296)
                                                       ------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $  (606,903)
                                                       ============




The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/05       YEAR ENDED
                                                         (UNAUDITED)      12/31/04
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss                                     $     (56,607)  $  (177,506)
Net realized gain on investments                            2,498,499     4,562,135
Net change in unrealized appreciation on investments       (3,048,795)    4,698,784
                                                        --------------  ------------

Net increase (decrease) from operations                      (606,903)    9,083,413
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)      36,059,698    34,205,184
                                                        --------------  ------------

Net increase in net assets                                 35,452,795    43,288,597

NET ASSETS:

Beginning of period                                        63,320,800    20,032,203
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
loss of $56,607 and $0, respectively)                   $  98,773,595   $63,320,800
                                                        ==============  ============




The accompanying notes are an integral part of the financial statements.

Financial Highlights




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       6/30/05                                  FOR THE YEARS ENDED
                                                     (UNAUDITED)          12/31/04           12/31/03     12/31/02    12/31/01
                                                    --------------  ---------------------  ------------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $        8.19   $               7.44   $      3.73   $    5.91   $    7.16
                                                    --------------  ---------------------  ------------  ----------  ----------

Income (loss) from investment operations:
Net investment loss                                           --2                (0.04)3         (0.03)    (0.03)3       (0.03)
Net realized and unrealized gain (loss) on
investments                                                 (0.47)                  0.79          3.74       (2.15)      (1.22)
                                                    --------------  ---------------------  ------------  ----------  ----------

Total from investment operations                            (0.47)                  0.75          3.71       (2.18)      (1.25)
                                                    --------------  ---------------------  ------------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                     $        7.72   $               8.19   $      7.44   $    3.73   $    5.91
                                                    ==============  =====================  ============  ==========  ==========

Total return4                                              (5.74%)                 10.08%        99.46%    (36.89%)    (17.46%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                  1.20%5                   1.20%         1.20%       1.20%       1.20%
Net investment loss                                      (0.16%)5                 (0.52%)       (0.58%)     (0.71%)     (0.49%)

Portfolio turnover                                             36%                    50%           83%        137%         63%

NET ASSETS - END OF PERIOD (000's omitted)          $      98,774   $             63,321   $    20,032   $  10,178   $  53,071
                                                    ==============  =====================  ============  ==========  ==========



                                                     FOR THE PERIOD
                                                       8/8/00 1 TO
                                                        12/31/00
                                                    ----------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $         10.00
                                                    ----------------

Income (loss) from investment operations:
Net investment loss                                           (0.02)
Net realized and unrealized gain (loss) on
investments                                                   (2.82)
                                                    ----------------

Total from investment operations                              (2.84)
                                                    ----------------

NET ASSET VALUE - END OF PERIOD                     $          7.16
                                                    ================

Total return4                                               (28.40%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                    1.18%5
Net investment loss                                        (0.71%)5

Portfolio turnover                                               13%

NET ASSETS - END OF PERIOD (000's omitted)          $        66,624
                                                    ================




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.06%5  0.16%  0.81%  0.41%  0.11%  N/A




1Recommencement  of  operations.
2Less  than  $0.01  per  share.
3Calculated  based  on  average  shares  outstanding  during  the  period.
4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
5Annualized.


The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)


1.     ORGANIZATION

Technology Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Technology Series common stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes to Financial Statements (unaudited)

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN CURRENCY TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc.

Notes to Financial Statements (unaudited)

("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $20,414 for the six months ended June 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $62,749,900 and $25,119,424, respectively.

5.     CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:



                      FOR THE SIX MONTHS                  FOR THE YEAR
                         ENDED 6/30/05                   ENDED 12/31/04
             -------------------------------------  ------------------------
                   SHARES              AMOUNT         SHARES       AMOUNT
             -------------------  ----------------  ----------  ------------
Sold                  5,519,447   $    39,564,452   5,819,094   $40,253,707
Repurchased            (452,831)       (3,504,754)   (782,440)   (6,048,523)
             -------------------  ----------------  ----------
Total                 5,066,616   $    36,059,698   5,036,654   $34,205,184
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes to Financial Statements (unaudited)


6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.     FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2004, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



LOSS CARRYOVER   EXPIRATION DATE
---------------  -----------------
$     6,187,851  December 31, 2009
$    36,793,969  December 31, 2010



At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $92,051,381

Unrealized appreciation               $10,594,696
Unrealized depreciation                (2,713,616)
                                      ------------

Net unrealized appreciation           $ 7,881,080
                                      ============

[This page intentionally left blank]

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Life Sciences Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $     1,029.40  $          5.94
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.94  $          5.91




*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




SECTOR ALLOCATION*
Health Care (Biotechnology)                                        11.2%
Health Care (Health Care Equipment & Supplies)                     14.3%
Health Care (Health Care Providers & Services)                     41.5%
Health Care (Pharmaceuticals)                                      21.5%
Industrials                                                         0.5%
Information Technology                                              1.3%
Materials                                                           4.7%
Cash, short-term investments, and liabilities, less other assets    5.0%

*As a percentage of net assets.






TOP TEN STOCK HOLDINGS*
WebMD Corp.                              9.9%
Lonza Group AG (Switzerland)             4.6%
Omnicell, Inc.                           4.2%
Schering AG (Germany)                    3.2%
Millennium Pharmaceuticals, Inc.         2.9%
Schering-Plough Corp.                    2.9%
PerkinElmer, Inc.                        2.8%
Advanced Neuromodulation Systems, Inc.   2.8%
Novartis AG - ADR (Switzerland)          2.8%
McKesson Corp.                           2.8%

*As a percentage of total investments.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                               VALUE
                                                  SHARES      (NOTE 2)
                                                 ---------  ------------

COMMON STOCKS - 95.0%
HEALTH CARE - 88.5%
BIOTECHNOLOGY - 11.2%
BioMarin Pharmaceutical, Inc.*                     600,000  $ 4,494,000
Caliper Life Sciences, Inc.*                       507,050    2,839,480
Diversa Corp.*                                     635,000    3,308,350
Millennium Pharmaceuticals, Inc.*                  620,000    5,747,400
Neurocrine Biosciences, Inc.*                       48,000    2,018,880
Xenogen Corp.*                                     933,500    3,500,625
                                                            ------------
                                                             21,908,735
                                                            ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 14.3%
Advanced Neuromodulation Systems, Inc.*            140,000    5,555,200
DENTSPLY International, Inc.                       100,000    5,400,000
Millipore Corp.*                                    42,000    2,382,660
PerkinElmer, Inc.                                  300,000    5,670,000
Thermo Electron Corp.*                             107,000    2,875,090
Viasys Healthcare, Inc.*                            92,000    2,078,280
Zoll Medical Corp.*                                150,000    3,817,500
                                                            ------------
                                                             27,778,730
                                                            ------------

HEALTH CARE PROVIDERS & SERVICES - 41.5%
Allscripts Healthcare Solutions, Inc.*             180,000    2,989,800
American Healthways, Inc.*                          46,000    1,944,420
AmerisourceBergen Corp.                             72,000    4,978,800
AMICAS, Inc.*                                      862,350    3,906,445
AMN Healthcare Services, Inc.*                     322,000    4,839,660
Cardinal Health, Inc.                               67,000    3,857,860
Cross Country Healthcare, Inc.*                    225,000    3,825,000
Eclipsys Corp.*                                    242,250    3,408,457
Express Scripts, Inc.*                              82,000    4,098,360
HCA, Inc.                                           65,000    3,683,550
IDX Systems Corp.*                                 130,000    3,918,200
McKesson Corp.                                     123,000    5,509,170
Medical Staffing Network Holdings, Inc.*           207,000    1,024,650
Omnicell, Inc.*                                    953,000    8,386,400
Triad Hospitals, Inc.*                              90,000    4,917,600
WebMD Corp.*                                     1,910,000   19,615,700
                                                            ------------
                                                             80,904,072
                                                            ------------

PHARMACEUTICALS - 21.5%
AstraZeneca plc - ADR (United Kingdom) (Note 7)     45,000    1,856,700
Bristol-Myers Squibb Co.                           144,000    3,597,120
GlaxoSmithKline plc (United Kingdom) (Note 7)      196,000    4,746,299
Merck & Co., Inc.                                  111,000    3,418,800
Novartis AG - ADR (Switzerland) (Note 7)           117,000    5,550,480
Pfizer, Inc.                                       103,000    2,840,740




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                 SHARES/           VALUE
                                                            PRINCIPAL AMOUNT     (NOTE 2)
                                                            -----------------  -------------
HEALTH CARE (continued)
PHARMACEUTICALS (continued)
Roche Holding AG - ADR (Switzerland) (Note 7)                          33,500  $  2,120,717
Sanofi-Aventis - ADR (France) (Note 7)                                 43,000     1,762,570
Schering AG (Germany) (Note 7)                                        104,000     6,421,308
Schering-Plough Corp.                                                 300,000     5,718,000
Wyeth                                                                  86,000     3,827,000
                                                                               -------------
                                                                                 41,859,734
                                                                               -------------
TOTAL HEALTH CARE                                                               172,451,271
                                                                               -------------

INDUSTRIALS - 0.5%
COMMERCIAL SERVICES & SUPPLIES - 0.5%
On Assignment, Inc.*                                                  173,000       861,540
                                                                               -------------

INFORMATION TECHNOLOGY - 1.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)             54,000     2,515,320
                                                                               -------------

MATERIALS - 4.7%
CHEMICALS - 4.7%
Lonza Group AG (Switzerland) (Note 7)                                 165,921     9,186,184
                                                                               -------------

TOTAL COMMON STOCKS
(Identified Cost $167,064,006)                                                  185,014,315
                                                                               -------------

SHORT-TERM INVESTMENTS - 7.1%
Dreyfus Treasury Cash Management - Institutional Shares             4,953,653     4,953,653
Fannie Mae Discount Note, 7/11/2005                         $       4,000,000     3,996,711
Freddie Mac Discount Note, 8/5/2005                                 5,000,000     4,985,174
                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,935,538)                                                    13,935,538
                                                                               -------------

TOTAL INVESTMENTS - 102.1%
(Identified Cost $180,999,544)                                                  198,949,853

LIABILITIES, LESS OTHER ASSETS - (2.1%)                                          (4,127,795)
                                                                               -------------

NET ASSETS - 100%                                                              $194,822,058
                                                                               =============




*Non-income producing security
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $180,999,544) (Note 2)     $198,949,853
Receivable for fund shares sold                                        383,187
Dividends receivable                                                   172,650
Foreign tax reclaims receivable                                         79,658
                                                                  -------------

TOTAL ASSETS                                                       199,585,348
                                                                  -------------

LIABILITIES:

Accrued management fees (Note 3)                                       157,335
Accrued fund accounting and transfer agent fees (Note 3)                24,812
Accrued Chief Compliance Officer services fees (Note 3)                  1,062
Payable for securities purchased                                     4,155,534
Payable for fund shares repurchased                                    407,503
Audit fees payable                                                      16,613
Other payables and accrued expenses                                        431
                                                                  -------------

TOTAL LIABILITIES                                                    4,763,290
                                                                  -------------

TOTAL NET ASSETS                                                  $194,822,058
                                                                  =============

NET ASSETS CONSIST OF:

Capital stock                                                     $    159,148
Additional paid-in-capital                                         168,144,607
Undistributed net investment loss                                     (109,785)
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities                                     8,681,145
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities                                    17,946,943
                                                                  -------------

TOTAL NET ASSETS                                                  $194,822,058
                                                                  =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($194,822,058/15,914,837 shares)                  $      12.24
                                                                  =============




The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $88,623)      $   860,479
Interest                                                   99,823
                                                      ------------

Total Investment Income                                   960,302
                                                      ------------

EXPENSES:

Management fees (Note 3)                                  906,673
Fund accounting and transfer agent fees (Note 3)          118,906
Directors' fees (Note 3)                                    3,459
Chief Compliance Officer services fees (Note 3)             2,988
Custodian fees                                             14,580
Miscellaneous                                              34,756
                                                      ------------

Total Expenses                                          1,081,362
Less reduction of expenses (Note 3)                       (11,275)
                                                      ------------

Net Expenses                                            1,070,087
                                                      ------------

NET INVESTMENT LOSS                                      (109,785)
                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments                                             7,426,303
Foreign currency and other assets and liabilities           1,826
                                                      ------------
                                                        7,428,129
                                                      ------------

Net change in unrealized appreciation on -
Investments                                            (1,763,834)
Foreign currency and other assets and liabilities         (10,628)
                                                      ------------
                                                       (1,774,462)
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                             5,653,667
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                            $ 5,543,882
                                                      ============




The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets




                                                           FOR SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/05       YEAR ENDED
                                                         (UNAUDITED)      12/31/04
                                                        --------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss                                     $    (109,785)  $ (1,061,324)
Net realized gain on investments                            7,428,129      6,475,588
Net change in unrealized appreciation on
investments                                                (1,774,462)       129,524
                                                        --------------  -------------

Net increase from operations                                5,543,882      5,543,788
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 9):

From net realized gain on investments                               -     (6,350,085)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)       3,791,187     21,303,459
                                                        --------------  -------------

Net increase in net assets                                  9,335,069     20,497,162

NET ASSETS:

Beginning of period                                       185,486,989    164,989,827
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
loss of $109,785 and $0, respectively)                  $ 194,822,058   $185,486,989
                                                        ==============  =============




The accompanying notes are an integral part of the financial statements.

Financial Highlights




                                                      FOR THE SIX
                                                      MONTHS ENDED
                                                        6/30/05                              FOR THE YEARS ENDED
                                                      (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                                     --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                $       11.89   $              11.96   $    9.35   $   12.52   $   12.69
                                                     --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment loss                                          (0.01)                 (0.07)      (0.02)      (0.02)      (0.04)
Net realized and unrealized gain (loss) on
investments                                                   0.36                   0.43        2.76       (2.23)       1.47
                                                     --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                              0.35                   0.36        2.74       (2.25)       1.43
                                                     --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                       -                      -           -         --2       (0.05)
From net realized gain on investments                            -                  (0.43)      (0.13)      (0.92)      (1.55)
                                                     --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                              -                  (0.43)      (0.13)      (0.92)      (1.60)
                                                     --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                      $       12.24   $              11.89   $   11.96   $    9.35   $   12.52
                                                     ==============  =====================  ==========  ==========  ==========

Total return1                                                 2.94%                  3.03%      29.39%    (17.93%)      11.70%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                   1.18%3                   1.18%       1.18%       1.20%       1.14%
Net investment loss                                       (0.12%)3                 (0.62%)     (0.19%)     (0.25%)     (0.36%)

Portfolio turnover                                              49%                   109%         86%         76%        120%

NET ASSETS - END OF PERIOD (000's omitted)           $     194,822   $            185,487   $ 164,990   $ 120,245   $ 141,039
                                                     ==============  =====================  ==========  ==========  ==========




                                                 FOR THE YEAR ENDED
                                                      12/31/00
                                                     ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                $   10.80
                                                     ----------

Income (loss) from investment operations:
Net investment loss                                      (0.03)
Net realized and unrealized gain (loss) on
investments                                               9.00
                                                     ----------

Total from investment operations                          8.97
                                                     ----------

Less distributions to shareholders:
From net investment income                                 --2
From net realized gain on investments                    (7.08)
                                                     ----------

Total distributions to shareholders                      (7.08)
                                                     ----------

NET ASSET VALUE - END OF PERIOD                      $   12.69
                                                     ==========

Total return1                                            87.31%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                 1.11%
Net investment loss                                     (0.30%)

Portfolio turnover                                         162%

NET ASSETS - END OF PERIOD (000's omitted)           $ 138,063
                                                     ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.01%3  0.04%  0.01%  N/A  N/A  N/A





1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.


The accompanying notes are an integral part of the financial statements.

Note to Financial Statements (unaudited)


1.     ORGANIZATION

Life Sciences Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Life Sciences Series common stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Note to Financial Statements (unaudited)

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN CURRENCY TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")),

Note to Financial Statements (unaudited) and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.18% of average daily net assets each year. Accordingly, the Advisor waived fees of $11,275 for the six months ended June 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $96,263,920 and $82,862,325, respectively.

5.     CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:



                       FOR THE SIX MONTHS                 FOR THE YEAR
                          ENDED 6/30/05                  ENDED 12/31/04
             -------------------------------------  --------------------------
                   Shares              Amount         Shares        Amount
             -------------------  ----------------  -----------  -------------
Sold                  1,371,006   $    16,011,960    2,466,963   $ 29,405,513
Reinvested                    -                 -      524,650      6,204,989
Repurchased          (1,050,087)      (12,220,773)  (1,193,444)   (14,307,043)
             -------------------  ----------------  -----------  -------------

Total                   320,919   $     3,791,187    1,798,169   $ 21,303,459
             ===================  ================  ===========  =============


Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Note to Financial Statements (unaudited)


6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     LIFE  SCIENCES  SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.     FEDERAL INCOME TAX INFORMATION
The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2004 were as follows:



Ordinary income          $1,420,127
Long-term capital gains   4,929,958


For the year ended December 31, 2004, the Series elected to defer $165,944 of capital losses attributable to Post-October losses.

At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $180,999,544

Unrealized appreciation               $ 23,616,371
Unrealized depreciation                 (5,666,062)
                                      -------------
Net unrealized appreciation           $ 17,950,309
                                      =============

[This page intentionally left blank]

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Small Cap Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $     1,022.00  $          6.02
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.84  $          6.01




*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




SECTOR ALLOCATION*
Consumer Discretionary                                            15.4%
Consumer Staples                                                   5.9%
Energy                                                            15.1%
Financials                                                         4.8%
Health Care                                                       10.7%
Industrials                                                       19.6%
Information Technology                                            11.0%
Materials                                                          7.3%
Utilities                                                          6.6%
Cash, short-term investments, and other assets, less liabilities   3.6%

*As a percentage of net assets.






MARKET CAPITALIZATION
Average                $1,085 Million
Median                    705 Million
Weighted Average        1,617 Million






TOP TEN STOCK HOLDINGS*
National-Oilwell Varco, Inc.            4.8%
Pride International, Inc.               3.8%
Allegheny Energy, Inc.                  3.8%
Sappi Ltd. - ADR                        3.1%
Helmerich & Payne, Inc.                 3.0%
Minerals Technologies, Inc.             2.9%
Forest Oil Corp.                        2.6%
Pathmark Stores, Inc.                   2.3%
Aquila, Inc.                            2.0%
AMN Healthcare Services, Inc.           1.9%

*As a percentage of total investments.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                         VALUE
                                            SHARES      (NOTE 2)
                                           ---------  ------------
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 15.4%
AUTO COMPONENTS - 0.9%
Azure Dynamics Corp.* (Canada) (Note 7)    1,938,000  $ 1,487,361
                                                      ------------


DIVERSIFIED CONSUMER SERVICES - 1.8%
Corinthian Colleges, Inc.                    237,000    3,026,490
                                                      ------------

HOTELS, RESTAURANTS & LEISURE - 2.2%
Alliance Gaming Corp.*                        59,000      827,180
Club Mediterranee S.A.* (France) (Note 7)     35,000    1,652,542
Mikohn Gaming Corp.*                          84,000    1,236,900
                                                      ------------
                                                        3,716,622
                                                      ------------

HOUSEHOLD DURABLES - 2.0%
Interface, Inc. - Class A*                   379,000    3,050,950
Libbey, Inc.                                  24,000      379,440
                                                      ------------
                                                        3,430,390
                                                      ------------

LEISURE EQUIPMENT & PRODUCTS - 2.2%
Hasbro, Inc.                                  90,000    1,871,100
K2, Inc.*                                     48,000      608,640
Leapfrog Enterprises, Inc. - Class A*        102,900    1,162,770
                                                      ------------
                                                        3,642,510
                                                      ------------

MEDIA - 3.3%
Acme Communications, Inc.*                   396,000    1,591,960
Belo Corp. - Class A                         100,000    2,397,000
Harris Interactive, Inc.*                    311,000    1,514,570
                                                      ------------
                                                        5,503,530
                                                      ------------

SPECIALTY RETAIL - 3.0%
Build-A-Bear-Workshop, Inc.*                  87,000    2,040,150
Douglas Holding AG (Germany) (Note 7)         48,200    1,747,688
Foot Locker, Inc.                             50,000    1,361,000
                                                      ------------
                                                        5,148,838
                                                      ------------
TOTAL CONSUMER DISCRETIONARY                           25,955,741
                                                      ------------

CONSUMER STAPLES - 5.9%
BEVERAGES - 0.3%
National Beverage Corp.*                      62,000      494,760
                                                      ------------

FOOD & STAPLES RETAILING - 2.2%
Pathmark Stores, Inc.*                       436,000    3,819,360
                                                      ------------

FOOD PRODUCTS - 2.7%
Chiquita Brands International, Inc.           33,925      931,580
The Hain Celestial Group, Inc.*               83,000    1,618,500
J&J Snack Foods Corp.                         13,300      696,255
Lancaster Colony Corp.                        12,200      523,624
Ralcorp Holdings, Inc.                        18,500      761,275
                                                      ------------
                                                        4,531,234
                                                      ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                      VALUE
                                          SHARES     (NOTE 2)
                                          -------  ------------
CONSUMER STAPLES (continued)
PERSONAL PRODUCTS - 0.7%
Playtex Products, Inc.*                   108,000  $ 1,162,080
                                                   ------------
TOTAL CONSUMER STAPLES                              10,007,434
                                                   ------------

ENERGY - 15.1%
ENERGY EQUIPMENT & SERVICES - 12.5%
Atwood Oceanics, Inc.*                     28,000    1,723,680
Helmerich & Payne, Inc.                   106,000    4,973,520
National-Oilwell Varco, Inc.*             168,313    8,001,600
Pride International, Inc.*                246,000    6,322,200
                                                   ------------
                                                    21,021,000
                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 2.6%
Forest Oil Corp.*                         104,000    4,368,000
                                                   ------------
TOTAL ENERGY                                        25,389,000
                                                   ------------

FINANCIALS - 4.8%
COMMERCIAL BANKS - 3.5%
Bancshares of Florida, Inc.*               26,500      450,500
Chemical Financial Corp.                   16,485      545,818
Citizens & Northern Corp.                  23,937      747,792
Croghan Bancshares, Inc.                   11,500      411,125
F&M Bank Corp.                              6,300      158,130
First Community Bancorp                     9,600      456,000
First Financial Corp.                      18,300      525,759
Juniata Valley Financial Corp.              1,800       84,600
National Bankshares, Inc.                  13,000      578,890
Northrim BanCorp, Inc.                     17,300      406,204
Omega Financial Corp.                      18,400      571,320
Potomac Bancshares, Inc.                   29,600      503,200
Tower Bancorp, Inc.                         8,825      432,425
                                                   ------------
                                                     5,871,763
                                                   ------------

CONSUMER FINANCE - 0.7%
MoneyGram International, Inc.              60,000    1,147,200
                                                   ------------

THRIFTS & MORTGAGE FINANCE - 0.6%
Flagstar Bancorp, Inc.                     55,000    1,041,150
                                                   ------------
TOTAL FINANCIALS                                     8,060,113
                                                   ------------

HEALTH CARE - 10.7%
BIOTECHNOLOGY - 1.1%
BioMarin Pharmaceutical, Inc.*            258,000    1,932,420
                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Advanced Neuromodulation Systems, Inc.*    47,000    1,864,960
                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 8.5%
AMICAS, Inc.*                             390,000    1,766,700




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                          VALUE
                                              SHARES     (NOTE 2)
                                              -------  ------------
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
AMN Healthcare Services, Inc.*                211,000  $ 3,171,330
Cross Country Healthcare, Inc.*               152,000    2,584,000
Eclipsys Corp.*                               105,000    1,477,350
Omnicell, Inc.*                               343,000    3,018,400
WebMD Corp.*                                  218,000    2,238,860
                                                       ------------
                                                        14,256,640
                                                       ------------
TOTAL HEALTH CARE                                       18,054,020
                                                       ------------

INDUSTRIALS - 19.6%
AIRLINES - 3.9%
AirTran Holdings, Inc.*                       255,000    2,353,650
AMR Corp.*                                    103,000    1,247,330
Continental Airlines, Inc. - Class B*          88,500    1,175,280
JetBlue Airways Corp.*                         71,000    1,451,240
Northwest Airlines Corp.*                      88,500      403,560
                                                       ------------
                                                         6,631,060
                                                       ------------

COMMERCIAL SERVICES & SUPPLIES - 3.8%
BWT AG (Austria) (Note 7)                      45,000    1,512,349
Herman Miller, Inc.                            66,000    2,035,440
Tomra Systems ASA (Norway) (Note 7)           681,000    2,814,093
                                                       ------------
                                                         6,361,882
                                                       ------------

CONSTRUCTION & ENGINEERING - 1.7%
Infrasource Services, Inc.*                   115,000    1,198,300
Insituform Technologies, Inc. - Class A*      107,000    1,715,210
                                                       ------------
                                                         2,913,510
                                                       ------------

ELECTRICAL EQUIPMENT - 2.5%
General Cable Corp.*                           61,000      904,630
Global Power Equipment Group, Inc.*           197,000    1,566,150
Plug Power, Inc.*                             245,000    1,678,250
                                                       ------------
                                                         4,149,030
                                                       ------------

MACHINERY - 7.7%
AGCO Corp.*                                   138,000    2,638,560
Albany International Corp. - Class A           50,000    1,605,500
Gardner Denver, Inc.*                          54,000    1,894,320
The Greenbrier Companies, Inc.                 57,000    1,544,700
Lindsay Manufacturing Co.                      69,000    1,627,020
Trinity Industries, Inc.                       27,400      877,622
Wabtec Corp.                                  130,000    2,792,400
                                                       ------------
                                                        12,980,122
                                                       ------------
TOTAL INDUSTRIALS                                       33,035,604
                                                       ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                             VALUE
                                                 SHARES     (NOTE 2)
                                                 -------  ------------
INFORMATION TECHNOLOGY - 11.0%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
DTS, Inc.*                                        61,000  $ 1,087,630
                                                          ------------

INTERNET SOFTWARE & SERVICES - 1.5%
Corillian Corp.*                                 475,000    1,472,500
Online Resources Corp.*                           88,000      995,280
                                                          ------------
                                                            2,467,780
                                                          ------------

IT SERVICES - 0.9%
The BISYS Group, Inc.*1                           99,000    1,479,060
                                                          ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Cabot Microelectronics Corp.*                     95,000    2,754,050
Cymer, Inc.*                                      71,000    1,870,850
Zoran Corp.*                                     153,000    2,033,370
                                                          ------------
                                                            6,658,270
                                                          ------------

SOFTWARE - 4.0%
Activision, Inc.*                                 51,000      842,520
Blackbaud, Inc.                                  175,000    2,362,500
Take-Two Interactive Software, Inc.*              37,500      954,375
THQ, Inc.*                                        36,000    1,053,720
Verity, Inc.*                                    177,000    1,552,290
                                                          ------------
                                                            6,765,405
                                                          ------------
TOTAL INFORMATION TECHNOLOGY                               18,458,145
                                                          ------------

MATERIALS - 7.3%
CHEMICALS - 2.9%
Minerals Technologies, Inc.                       79,000    4,866,400
                                                          ------------

PAPER & FOREST PRODUCTS - 4.4%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)     43,500    1,511,625
Domtar, Inc. (Canada) (Note 7)                    87,000      642,930
Sappi Ltd. - ADR (South Africa) (Note 7)         482,000    5,215,240
                                                          ------------
                                                            7,369,795
                                                          ------------
TOTAL MATERIALS                                            12,236,195
                                                          ------------

UTILITIES - 6.6%
ELECTRIC UTILITIES - 4.7%
Allegheny Energy, Inc.*                          250,000    6,305,000
Westar Energy, Inc.                               67,400    1,619,622
                                                          ------------
                                                            7,924,622
                                                          ------------

MULTI-UTILITIES - 1.9%
Aquila, Inc.*                                    902,100    3,256,581
                                                          ------------
TOTAL UTILITIES                                            11,181,203
                                                          ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                               SHARES/           VALUE
                                                          PRINCIPAL AMOUNT     (NOTE 2)
                                                          -----------------  -------------
TOTAL COMMON STOCKS
(Identified Cost $136,968,335)                                               $162,377,455
                                                                             -------------

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Treasury Cash Management - Institutional Shares           1,634,587     1,634,587
Fannie Mae Discount Note, 7/11/2005                       $       2,000,000     1,998,350
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,632,937)                                                    3,632,937
                                                                             -------------

TOTAL INVESTMENTS - 98.5%
(Identified Cost $140,601,272)                                                166,010,392

OTHER ASSETS, LESS LIABILITIES - 1.5%                                           2,444,478
                                                                             -------------

NET ASSETS - 100%                                                            $168,454,870
                                                                             =============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).
ADR  -  American  Depository  Receipt


The accompanying notes are an integral part of the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $140,601,272) (Note 2)     $166,010,392
Receivable for securities sold                                       2,353,661
Receivable for fund shares sold                                        199,435
Dividends receivable                                                    77,206
Foreign tax reclaims receivable                                          3,391
                                                                  -------------

TOTAL ASSETS                                                       168,644,085
                                                                  -------------

LIABILITIES:

Accrued management fees (Note 3)                                       136,975
Accrued fund accounting and transfer agent fees (Note 3)                22,648
Accrued Chief Compliance Officer services fees (Note 3)                  1,062
Audit fees payable                                                      16,411
Payable for fund shares repurchased                                     11,280
Other payables and accrued expenses                                        839
                                                                  -------------

TOTAL LIABILITIES                                                      189,215
                                                                  -------------

TOTAL NET ASSETS                                                  $168,454,870
                                                                  =============

NET ASSETS CONSIST OF:

Capital stock                                                     $    109,808
Additional paid-in-capital                                         125,967,585
Undistributed net investment loss                                     (274,097)
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities                                    17,242,531
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities                                    25,409,043
                                                                  -------------

TOTAL NET ASSETS                                                  $168,454,870
                                                                  =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($168,454,870/10,980,813 shares)        $      15.34
                                                                  =============




The accompanying notes are an integral part of the financial statements.

Statement  of  Operations  (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $44,739)      $   642,010
Interest                                                   34,210
                                                      ------------

Total Investment Income                                   676,220
                                                      ------------

EXPENSES:

Management fees (Note 3)                                  789,426
Fund accounting and transfer agent fees (Note 3)          105,641
Directors' fees (Note 3)                                    3,459
Chief Compliance Officer services fees (Note 3)             2,988
Custodian fees                                             14,896
Miscellaneous                                              33,907
                                                      ------------

Total Expenses                                            950,317
                                                      ------------

NET INVESTMENT LOSS                                      (274,097)
                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments                                            11,682,294
Foreign currency and other assets and liabilities          (2,939)
                                                      ------------
                                                       11,679,355
                                                      ------------

Net change in unrealized appreciation on -
Investments                                            (8,213,706)
Foreign currency and other assets and liabilities            (229)
                                                      ------------
                                                       (8,213,935)
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                             3,465,420
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                            $ 3,191,323
                                                      ============




The accompanying notes are an integral part of the financial statements.

Statements  of  Changes  in  Net  Assets




                                                    FOR THE SIX
                                                    MONTHS ENDED      FOR THE
                                                      6/30/05       YEAR ENDED
                                                    (UNAUDITED)      12/31/04
                                                   --------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss                                $    (274,097)  $   (787,002)
Net realized gain on investments                      11,679,355     17,028,436
Net change in unrealized appreciation on
investments                                           (8,213,935)    11,923,212
                                                   --------------  -------------

Net increase from operations                           3,191,323     28,164,646
                                                   --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net realized gain on investments                          -     (7,406,958)
                                                   --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5)                                 (4,173,962)     8,770,332
                                                   --------------  -------------

Net increase (decrease) in net assets                   (982,639)    29,528,020

NET ASSETS:

Beginning of period                                  169,437,509    139,909,489
                                                   --------------  -------------

END OF PERIOD (including undistributed net
investment loss of $274,097 and $0, respectively)  $ 168,454,870   $169,437,509
                                                   ==============  =============




The accompanying notes are an integral part of the financial statements.

Financial  Highlights




                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/05                               FOR THE YEARS ENDED
                                                          (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                                         --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                        $15.01             $13.12            $9.52       $11.49      $10.57
                                                         --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income (loss)                                 (0.03)             (0.07)            (0.04)      (0.03)       --2
Net realized and unrealized gain (loss) on investments        0.36               2.66              3.64       (1.94)       2.26
                                                         --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                              0.33               2.59              3.60       (1.97)       2.26
                                                         --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                     -                   -                -           -          --2
From net realized gain on investments                          -                (0.70)              -           -         (1.34)
                                                         --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                            -                (0.70)              -           -         (1.34)
                                                         --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                              $15.34             $15.01            $13.12      $9.52       $11.49
                                                         ==============  =====================  ==========  ==========  ==========

Total return1                                                2.20%              19.81%            37.82%     (17.15%)     22.05%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*                                                    1.20%3              1.22%            1.22%       1.24%       1.19%
Net investment income (loss)                                (0.35%)3            (0.54%)          (0.39%)     (0.28%)      0.01%

Portfolio turnover                                            30%                 61%              42%         70%         88%

NET ASSETS - END OF PERIOD (000's omitted)                  $168,455           $169,438          $139,909    $95,772     $108,525
                                                         ==============  =====================  ==========  ==========  ==========




                                                     FOR THE YEAR ENDED
                                                          12/31/00
                                                         ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                      $10.53
                                                         ----------

Income (loss) from investment operations:
Net investment income (loss)                                0.03
Net realized and unrealized gain (loss) on investments      0.90
                                                         ----------

Total from investment operations                            0.93
                                                         ----------

Less distributions to shareholders:
From net investment income                                 (0.09)
From net realized gain on investments                      (0.80)
                                                         ----------

Total distributions to shareholders                        (0.89)
                                                         ----------

NET ASSET VALUE - END OF PERIOD                            $10.57
                                                         ==========

Total return1                                              9.43%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*                                                  1.14%
Net investment income (loss)                               0.24%

Portfolio turnover                                          56%

NET ASSETS - END OF PERIOD (000's omitted)                $94,748
                                                         ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



N/A  0.01%  0.01%  N/A  N/A  N/A




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.


The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION

Small Cap Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Small Cap Series Class A common stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Notes  to  Financial  Statements  (unaudited)

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued)
Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN CURRENCY TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise main-

Notes to Financial Statements (unaudited) tain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance
Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.22% of average daily net assets each year. For the six months ended June 30, 2005, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $46,883,408 and $47,749,064, respectively.

An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an "affiliated company", as defined in the 1940 Act. There were no purchases, sales, or income transactions in shares of The BISYS Group, Inc. for the six months ended June 30, 2005.

Notes  to  Financial  Statements  (unaudited)


5.     CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:



                       FOR THE SIX MONTHS                  FOR THE YEAR
                         ENDED 6/30/05                    ENDED 12/31/04
             -------------------------------------  --------------------------
                  SHARES               AMOUNT          SHARES       AMOUNT
             -------------------  ----------------  -----------  -------------

Sold                    676,024   $     9,841,938    1,498,249   $ 20,578,866
Reinvested                    -                 -      491,034      7,247,666
Repurchased            (983,217)      (14,015,900)  (1,365,637)   (19,056,200)
             -------------------  ----------------  -----------  -------------
Total                  (307,193)  $    (4,173,962)     623,646   $  8,770,332
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2004 were as follows:




Long-term capital gains  $7,406,958

Notes  to  Financial  Statements  (unaudited)


8.     FEDERAL  INCOME  TAX  INFORMATION  (continued)

At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $140,601,272

Unrealized appreciation               $ 31,634,833
Unrealized depreciation                 (6,225,713)
                                      -------------

Net unrealized appreciation           $ 25,409,120
                                      =============

[This  page  intentionally  left  blank]

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
World Opportunities Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $     1,004.80  $          6.06
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.74  $          6.11




*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




COUNTRY ALLOCATION*
Brazil                                                              6.0%
Finland                                                             2.2%
France                                                             14.2%
Germany                                                             7.1%
Japan                                                               3.8%
Mexico                                                              4.1%
Netherlands                                                         4.5%
Norway                                                              5.4%
Switzerland                                                        11.8%
Taiwan                                                              2.1%
United Kingdom                                                     18.6%
United States                                                       2.1%
Miscellaneous**                                                     7.9%
Cash, short-term investments, and liabilities, less other assets   10.2%

*As a percentage of net assets.
**Miscellaneous
Austria (0.6%)
Canada (2.0%)
Guernsey (2.0%)
South Africa (1.9%)
Spain (1.4%)




<graphic>
<pie  chart>




SECTOR ALLOCATION*
Consumer Discretionary                                            15.0%
Consumer Staples                                                  23.5%
Energy                                                            11.0%
Health Care                                                        9.8%
Industrials                                                       12.6%
Information Technology                                             8.5%
Materials                                                          7.0%
Telecommunication Services                                         2.4%
Cash, short-term investments, and liabilities, less other assets  10.2%

*As a percentage of net assets.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                        ---------  ------------

COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 15.0%
HOTELS, RESTAURANTS & LEISURE - 3.1%
Club Mediterranee S.A.* (France)                          107,900  $ 5,094,552
                                                                   ------------

HOUSEHOLD DURABLES - 2.0%
Sony Corp. - ADR (Japan)                                   94,000    3,237,360
                                                                   ------------

MEDIA - 7.9%
News Corp. - Class A                                      212,000    3,430,160
Pearson plc (United Kingdom)                              242,000    2,852,034
Reed Elsevier plc - ADR (United Kingdom)                   93,500    3,620,320
VNU N.V. (Netherlands)                                    113,645    3,174,080
                                                                   ------------
                                                                    13,076,594
                                                                   ------------

SPECIALTY RETAIL - 2.0%
Douglas Holding AG (Germany)                               92,400    3,350,339
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                        24,758,845
                                                                   ------------

CONSUMER STAPLES - 23.5%
FOOD & STAPLES RETAILING - 3.0%
Carrefour S.A. (France)                                   101,950    4,949,389
                                                                   ------------

FOOD PRODUCTS - 9.2%
Cadbury Schweppes plc (United Kingdom)                    342,000    3,267,360
Nestle S.A. (Switzerland)                                  22,800    5,835,661
Unilever plc - ADR (United Kingdom)                       158,249    6,147,974
                                                                   ------------
                                                                    15,250,995
                                                                   ------------

HOUSEHOLD PRODUCTS - 6.0%
Henkel KGaA (Germany)                                      36,400    3,259,254
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)      391,000    6,689,932
                                                                   ------------
                                                                     9,949,186
                                                                   ------------

PERSONAL PRODUCTS - 5.3%
Clarins S.A. (France)                                      83,231    5,592,398
Shiseido Co. Ltd. (Japan)                                 246,000    3,106,061
                                                                   ------------
                                                                     8,698,459
                                                                   ------------
TOTAL CONSUMER STAPLES                                              38,848,029
                                                                   ------------

ENERGY - 11.0%
ENERGY EQUIPMENT & SERVICES - 8.3%
Abbot Group plc (United Kingdom)                        1,169,550    5,335,194
Compagnie Generale de Geophysique S.A. (CGG)* (France)     50,500    4,279,661
Smedvig ASA - Class A (Norway)                            202,000    4,096,328
                                                                   ------------
                                                                    13,711,183
                                                                   ------------




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                               VALUE
                                                                  SHARES      (NOTE 2)
                                                                 ---------  ------------
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS - 2.7%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                 98,000  $ 4,511,920
                                                                            ------------
TOTAL ENERGY                                                                 18,223,103
                                                                            ------------

HEALTH CARE - 9.8%
PHARMACEUTICALS - 9.8%
GlaxoSmithKline plc (United Kingdom)                               168,000    4,068,256
Novartis AG - ADR (Switzerland)                                    147,500    6,997,400
Schering AG (Germany)                                               82,000    5,062,954
                                                                            ------------
TOTAL HEALTH CARE                                                            16,128,610
                                                                            ------------

INDUSTRIALS - 12.6%
AEROSPACE & DEFENSE - 2.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)    110,000    3,637,700
                                                                            ------------

COMMERCIAL SERVICES & SUPPLIES - 6.4%
Aggreko plc (United Kingdom)                                       450,000    1,496,236
BWT AG (Austria)                                                    27,000      907,409
Quebecor World, Inc. (Canada)                                      172,000    3,381,520
Tomra Systems ASA (Norway)                                       1,175,000    4,855,446
                                                                            ------------
                                                                             10,640,611
                                                                            ------------

CONSTRUCTION & ENGINEERING - 2.6%
Koninklijke Boskalis Westminster N.V. (Netherlands)                108,327    4,229,474
                                                                            ------------

ELECTRICAL EQUIPMENT - 1.4%
Gamesa Corporacion Tecnologica S.A. (Spain)                        167,000    2,266,429
                                                                            ------------
TOTAL INDUSTRIALS                                                            20,774,214
                                                                            ------------

INFORMATION TECHNOLOGY - 8.5%
COMMUNICATIONS EQUIPMENT - 2.2%
Nokia Oyj - ADR (Finland)                                          223,000    3,710,720
                                                                            ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)         381,150    3,476,088
                                                                            ------------

SOFTWARE - 4.2%
Amdocs Ltd.* (Guernsey)                                            126,000    3,330,180
Business Objects S.A. - ADR* (France)                              134,425    3,535,377
                                                                            ------------
                                                                              6,865,557
                                                                            ------------
TOTAL INFORMATION TECHNOLOGY                                                 14,052,365
                                                                            ------------

MATERIALS - 7.0%
CHEMICALS - 4.0%
Lonza Group AG (Switzerland)                                       120,000    6,643,777
                                                                            ------------




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                               SHARES/           VALUE
                                                          PRINCIPAL AMOUNT     (NOTE 2)
                                                          -----------------  -------------
MATERIALS (continued)
PAPER & FOREST PRODUCTS - 3.0%
Aracruz Celulose S.A. - ADR (Brazil)                                 49,000  $  1,702,750
Sappi Ltd. - ADR (South Africa)                                     296,700     3,210,294
                                                                             -------------
                                                                                4,913,044
                                                                             -------------
TOTAL MATERIALS                                                                11,556,821
                                                                             -------------

TELECOMMUNICATION SERVICES - 2.4%
WIRELESS TELECOMMUNICATION SERVICES - 2.4%
Vodafone Group plc - ADR (United Kingdom)                           163,000     3,964,160
                                                                             -------------

TOTAL COMMON STOCKS
(Identified Cost $121,288,973)                                                148,306,147
                                                                             -------------

SHORT-TERM INVESTMENTS - 12.6%
Dreyfus Treasury Cash Management - Institutional Shares           7,831,330     7,831,330
Fannie Mae Discount Note, 8/5/2005                        $       7,000,000     6,979,175
Federal Home Loan Bank Discount Note, 7/11/2005                   4,000,000     3,996,689
U.S. Treasury Bill, 8/11/2005                                     2,000,000     1,993,292
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $20,800,486)                                                  20,800,486
                                                                             -------------

TOTAL INVESTMENTS - 102.4%
(Identified Cost $142,089,459)                                                169,106,633

LIABILITIES, LESS OTHER ASSETS - (2.4%)                                        (3,989,726)
                                                                             -------------

NET ASSETS - 100%                                                            $165,116,907
                                                                             =============




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 18.6%; France - 14.2%; Switzerland - 11.8%.


The accompanying notes are an integral part of the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $142,089,459) (Note 2)     $169,106,633
Cash                                                                   850,000
Foreign currency, at value (cost $26,823)                               26,823
Receivable for fund shares sold                                        311,545
Dividends receivable                                                   308,111
Foreign tax reclaims receivable                                        118,218
                                                                  ------------

TOTAL ASSETS                                                       170,721,330
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3)                                       130,620
Accrued fund accounting and transfer agent fees (Note 3)                20,386
Accrued Chief Compliance Officer services fees (Note 3)                  1,062
Payable for securities purchased                                     5,395,031
Payable for fund shares repurchased                                     34,858
Audit fees payable                                                      18,818
Other payables and accrued expenses                                      3,648
                                                                  ------------

TOTAL LIABILITIES                                                    5,604,423
                                                                  ------------

TOTAL NET ASSETS                                                  $165,116,907
                                                                  ============

NET ASSETS CONSIST OF:

Capital stock                                                     $    197,240
Additional paid-in-capital                                         127,094,743
Undistributed net investment income                                  2,074,983
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities                                     8,739,014
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities                                    27,010,927
                                                                  ------------

TOTAL NET ASSETS                                                  $165,116,907
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($165,116,907/19,723,993 shares)        $       8.37
                                                                  ============




The accompanying notes are an integral part of the financial statements.

Statement  of  Operations  (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $275,302)   $ 2,435,844
Interest                                                 88,879
                                                    ------------

Total Investment Income                               2,524,723
                                                    ------------

EXPENSES:

Management fees (Note 3)                                769,037
Fund accounting and transfer agent fees (Note 3)        104,399
Directors' fees (Note 3)                                  3,459
Chief Compliance Officer services fees (Note 3)           2,988
Custodian fees                                           23,801
Miscellaneous                                            38,303
                                                    ------------

Total Expenses                                          941,987
                                                    ------------

NET INVESTMENT INCOME                                 1,582,736
                                                    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                           5,507,403
Foreign currency and other assets and liabilities       (20,681)
                                                    ------------
                                                      5,486,722
                                                    ------------

Net change in unrealized appreciation on -
Investments                                          (6,752,222)
Foreign currency and other assets and liabilities       (12,424)
                                                    ------------
                                                     (6,764,646)
                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                          (1,277,924)
                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                          $   304,812
                                                    ============




The accompanying notes are an integral part of the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/05       YEAR ENDED
                                                         (UNAUDITED)      12/31/04
                                                        --------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $   1,582,736   $  1,013,053
Net realized gain on investments                            5,486,722     15,138,378
Net change in unrealized appreciation on investments       (6,764,646)    15,968,837
                                                        --------------  -------------

Net increase from operations                                  304,812     32,120,268
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                          -     (1,129,987)
From net realized gain on investments                               -     (3,309,862)
                                                        --------------  -------------

Total distributions to shareholders                                 -     (4,439,849)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                    3,917,487     13,368,907
                                                        --------------  -------------

Net increase in net assets                                  4,222,299     41,049,326

NET ASSETS:

Beginning of period                                       160,894,608    119,845,282
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $2,074,983 and $492,247, respectively)        $ 165,116,907   $160,894,608
                                                        ==============  =============




The accompanying notes are an integral part of the financial statements.

Financial  Highlights




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       6/30/05                               FOR THE YEARS ENDED
                                                     (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $        8.33   $               6.84   $    5.28   $    5.98   $    6.18
                                                    --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income                                        0.08                   0.05        0.06        0.06        0.06
Net realized and unrealized gain (loss) on
investments                                                 (0.04)                  1.68        1.56       (0.71)      (0.09)
                                                    --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                             0.04                   1.73        1.62       (0.65)      (0.03)
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                      -                  (0.06)      (0.06)          -       (0.17)
From net realized gain on investments                           -                  (0.18)        --2       (0.05)          -
                                                    --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                             -                  (0.24)      (0.06)      (0.05)      (0.17)
                                                    --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                     $        8.37   $               8.33   $    6.84   $    5.28   $    5.98
                                                    ==============  =====================  ==========  ==========  ==========

Total return1                                                0.48%                 25.42%      30.80%    (10.78%)     (0.30%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                   1.22%3                   1.26%     1.27%*        1.30%       1.21%
Net investment income                                      2.06%3                   0.75%       1.25%       1.10%       0.95%

Portfolio turnover                                             15%                    42%         31%         41%         42%

NET ASSETS - END OF PERIOD (000's omitted)          $     165,117   $            160,895   $ 119,845   $  78,772   $  83,196
                                                    ==============  =====================  ==========  ==========  ==========



                                                FOR THE YEAR ENDED
                                                     12/31/00
                                                    ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $    9.30
                                                    ----------

Income (loss) from investment operations:
Net investment income                                    0.42
Net realized and unrealized gain (loss) on
investments                                              0.27
                                                    ----------

Total from investment operations                         0.69
                                                    ----------

Less distributions to shareholders:
From net investment income                              (0.99)
From net realized gain on investments                   (2.82)
                                                    ----------

Total distributions to shareholders                     (3.81)
                                                    ----------

NET ASSET VALUE - END OF PERIOD                     $    6.18
                                                    ==========

Total return1                                            7.96%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                 1.19%
Net investment income                                    1.61%

Portfolio turnover                                         52%

NET ASSETS - END OF PERIOD (000's omitted)          $  83,843
                                                    ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.


1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.


The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION

World Opportunities Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as World Opportunities Series Class A common stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements  (unaudited)

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid for by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")),

Notes to Financial Statements (unaudited) and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.27% of average daily net assets each year. For the six months ended June 30, 2005, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $21,418,447 and $24,491,747, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  World  Opportunities  Series  were:




                         FOR THE SIX MONTHS                FOR THE YEAR
                            ENDED 6/30/05                 ENDED 12/31/04
             -------------------------------------  --------------------------

                   Shares              Amount         Shares        Amount
             -------------------  ----------------  -----------  -------------
Sold                  2,520,999   $    20,963,235    3,334,982   $ 24,736,131
Reinvested                    -                 -      544,382      4,361,918
Repurchased          (2,105,882)      (17,045,748)  (2,088,851)   (15,729,142)
             -------------------  ----------------  -----------  -------------

Total                   415,117   $     3,917,487    1,790,513   $ 13,368,907
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes  to  Financial  Statements  (unaudited)


6.     FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2004 were as follows:




Ordinary income          $1,129,987
Long-term capital gains   3,309,862



At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $142,089,459

Unrealized appreciation               $ 27,535,223
Unrealized depreciation                   (518,049)
                                      -------------

Net unrealized appreciation           $ 27,017,174
                                      =============

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
International Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction cost were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $       996.80  $          6.19
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,018.60  $          6.26




*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>



COUNTRY ALLOCATION*
France                                                            13.4%
Germany                                                           34.5%
Italy                                                             11.4%
Japan                                                              7.4%
Malaysia                                                           1.3%
Mexico                                                             3.3%
Netherlands                                                        4.3%
Philippines                                                        3.2%
Portugal                                                           6.0%
United Kingdom                                                    10.2%
Cash, short-term investments, and other assets, less liabilities   5.0%

*As a percentage of net assets.




<graphic>
<pie  chart>



SECTOR ALLOCATION*
Consumer Discretionary                                            15.1%
Consumer Staples                                                  12.6%
Energy                                                             6.7%
Financials                                                        26.1%
Health Care                                                        4.0%
Industrials                                                        9.0%
Information Technology                                             4.5%
Materials                                                          5.5%
Telecommunication Services                                         6.5%
Utilities                                                          5.0%
Cash, short-term investments, and other assets, less liabilities   5.0%

*As a percentage of net assets.




INVESTMENT PORTFOLIO - JUNE 30, 2005 (UNAUDITED)

                                                               VALUE
                                                   SHARES     (NOTE 2)
                                                   -------  ------------

COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 15.1%
AUTO COMPONENTS - 0.3%
Michelin (CGDE) - B (France)                         8,413  $   512,826
                                                            ------------

AUTOMOBILES - 1.1%
Bayerische Motoren Werke AG (BMW) (Germany)         38,200    1,750,448
                                                            ------------

HOUSEHOLD DURABLES - 1.2%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)  770,000    1,949,013
                                                            ------------

LEISURE EQUIPMENT & PRODUCTS - 1.6%
Sega Sammy Holdings, Inc. (Japan)                   41,550    2,548,160
                                                            ------------

MEDIA - 7.0%
Impresa S.A. (SGPS)* (Portugal)                    264,000    1,674,770
Media Capital S.A. (SGPS)* (Portugal)              300,000    2,444,310
PT Multimedia S.A. (SGPS) (Portugal)               128,000    1,346,634
Reed Elsevier plc - ADR (United Kingdom)            33,600    1,300,992
VNU N.V. (Netherlands)                              78,000    2,178,523
Wolters Kluwer N.V. (Netherlands)                  128,000    2,451,525
                                                            ------------
                                                             11,396,754
                                                            ------------

MULTILINE RETAIL - 0.6%
Don Quijote Co. Ltd. (Japan)                        18,600    1,013,203
                                                            ------------

SPECIALTY RETAIL - 1.7%
Douglas Holding AG (Germany)                        45,900    1,664,292
KOMERI Co. Ltd. (Japan)                             40,000    1,078,644
                                                            ------------
                                                              2,742,936
                                                            ------------

TEXTILES, APPAREL & LUXURY GOODS - 1.6%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)    32,320    2,500,300
                                                            ------------
TOTAL CONSUMER DISCRETIONARY                                 24,413,640
                                                            ------------

CONSUMER STAPLES - 12.6%
BEVERAGES - 2.1%
Diageo plc (United Kingdom)                         76,000    1,121,133
Grupo Modelo S.A. de C.V. - Series C (Mexico)      384,000    1,201,117
Scottish & Newcastle plc (United Kingdom)          135,000    1,122,177
                                                            ------------
                                                              3,444,427
                                                            ------------

FOOD & STAPLES RETAILING - 3.2%
Carrefour S.A. (France)                             38,832    1,885,185
Metro AG (Germany)                                  41,700    2,069,350
Tesco plc (United Kingdom)                         220,000    1,256,946
                                                            ------------
                                                              5,211,481
                                                            ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                         VALUE
                                                            SHARES      (NOTE 2)
                                                           ---------  ------------
CONSUMER STAPLES (continued)
FOOD PRODUCTS - 3.9%
Cadbury Schweppes plc (United Kingdom)                       120,000  $ 1,146,442
Groupe Danone (France)                                        15,976    1,406,120
Suedzucker AG (Germany)                                       72,400    1,459,395
Unilever plc - ADR (United Kingdom)                           60,000    2,331,000
                                                                      ------------
                                                                        6,342,957
                                                                      ------------

HOUSEHOLD PRODUCTS - 2.1%
Kao Corp. (Japan)                                             47,000    1,108,451
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)          61,875    1,058,669
Reckitt Benckiser plc (United Kingdom)                        38,500    1,135,195
                                                                      ------------
                                                                        3,302,315
                                                                      ------------

PERSONAL PRODUCTS - 1.3%
Clarins S.A. (France)                                         30,666    2,060,488
                                                                      ------------
TOTAL CONSUMER STAPLES                                                 20,361,668
                                                                      ------------

ENERGY - 6.7%
OIL, GAS & CONSUMABLE FUELS - 6.7%
BP plc (United Kingdom)                                      114,000    1,187,202
Eni S.p.A. (Italy)                                           219,554    5,664,281
Shell Transport & Trading Co. plc (United Kingdom)           145,000    1,410,625
Total S.A. (France)                                           11,290    2,655,747
                                                                      ------------
TOTAL ENERGY                                                           10,917,855
                                                                      ------------

FINANCIALS - 26.1%
CAPITAL MARKETS - 3.1%
Deutsche Bank AG (Germany)                                    64,800    5,074,170
                                                                      ------------

COMMERCIAL BANKS - 14.0%
Banca Intesa S.p.A. (Italy)                                  509,327    2,333,902
Banca Monte dei Paschi di Siena S.p.A. (Italy)               181,000      639,307
Banco BPI S.A. (Portugal)                                    383,000    1,460,593
Banco Espirito Santo S.A. (BES) (Portugal)                    68,000    1,061,162
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)    179,300    4,667,010
BNP Paribas S.A. (France)                                     26,000    1,784,746
Commerzbank AG (Germany)                                     169,000    3,684,855
Hong Leong Bank Berhad (Malaysia)                            560,000      766,417
Metropolitan Bank & Trust Co. (Philippines)                3,582,150    1,858,360
SanPaolo IMI S.p.A. (Italy)                                   51,300      705,530
Societe Generale (France)                                     11,312    1,152,427
UniCredito Italiano S.p.A. (Italy)                           489,000    2,585,602
                                                                      ------------
                                                                       22,699,911
                                                                      ------------

CONSUMER FINANCE - 0.7%
Takefuji Corp. (Japan)                                        16,050    1,085,633
                                                                      ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                 VALUE
                                                    SHARES      (NOTE 2)
                                                  ----------  ------------
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES - 1.4%
ING Groep N.V. (Netherlands)                          80,000  $ 2,263,438
                                                              ------------

INSURANCE - 5.9%
Allianz AG (Germany)                                  19,620    2,261,288
Assicurazioni Generali S.p.A. (Italy)                 85,804    2,680,077
Axa (France)                                         110,292    2,759,971
Muenchener Rueckver AG (Germany)                      17,200    1,834,528
                                                              ------------
                                                                9,535,864
                                                              ------------

REAL ESTATE - 1.0%
SM Prime Holdings, Inc. (Philippines)             12,655,000    1,697,898
                                                              ------------
TOTAL FINANCIALS                                               42,356,914
                                                              ------------

HEALTH CARE - 4.0%
PHARMACEUTICALS - 4.0%
AstraZeneca plc (United Kingdom)                      22,300      923,737
GlaxoSmithKline plc (United Kingdom)                  48,000    1,162,359
Sanofi-Aventis (France)                               21,083    1,733,094
Shire Pharmaceuticals Group plc (United Kingdom)     115,000    1,261,516
Takeda Pharmaceutical Co. Ltd. (Japan)                28,000    1,388,889
                                                              ------------
TOTAL HEALTH CARE                                               6,469,595
                                                              ------------

INDUSTRIALS - 9.0%
AIRLINES - 1.2%
Deutsche Lufthansa AG* (Germany)                     164,800    2,027,080
                                                              ------------

CONSTRUCTION & ENGINEERING - 1.0%
Hochtief AG (Germany)                                 44,500    1,554,268
                                                              ------------

INDUSTRIAL CONGLOMERATES - 4.2%
Pirelli & C. S.p.A. (Italy)                          213,333      222,631
Siemens AG (Germany)                                  66,525    4,864,540
Sonae S.A. (SGPS) (Portugal)                       1,200,000    1,656,174
                                                              ------------
                                                                6,743,345
                                                              ------------

MACHINERY - 2.6%
FANUC Ltd. (Japan)                                    15,500      985,525
MAN AG (Germany)                                      79,000    3,289,116
                                                              ------------
                                                                4,274,641
                                                              ------------
TOTAL INDUSTRIALS                                              14,599,334
                                                              ------------

INFORMATION TECHNOLOGY - 4.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
KEYENCE Corp. (Japan)                                  4,500    1,008,929
Mabuchi Motor Co. Ltd. (Japan)                        12,800      737,662
                                                              ------------
                                                                1,746,591
                                                              ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                       VALUE
                                                          SHARES     (NOTE 2)
                                                          -------  -------------
INFORMATION TECHNOLOGY (continued)
OFFICE ELECTRONICS - 0.7%
Canon, Inc. (Japan)                                        20,000  $  1,053,391
                                                                   -------------

SOFTWARE - 2.7%
SAP AG (Germany)                                           25,350     4,428,577
                                                                   -------------
TOTAL INFORMATION TECHNOLOGY                                          7,228,559
                                                                   -------------

MATERIALS - 5.5%
CHEMICALS - 5.1%
Air Liquide S.A. (France)                                  12,258     2,090,983
Bayer AG (Germany)                                        107,350     3,589,597
Degussa AG (Germany)                                       38,200     1,564,535
Lanxess* (Germany)                                         43,875       979,485
                                                                   -------------
                                                                      8,224,600
                                                                   -------------

CONSTRUCTION MATERIALS - 0.4%
Italcementi S.p.A. (Italy)                                 43,264       676,196
                                                                   -------------
TOTAL MATERIALS                                                       8,900,796
                                                                   -------------

TELECOMMUNICATION SERVICES - 6.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2%
Deutsche Telekom AG (Germany)                             186,200     3,448,983
Philippine Long Distance Telephone Co. (Philippines)       28,300       820,143
Telecom Italia S.p.A. (Italy)                             971,924     3,035,792
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico)   61,000     1,152,290
                                                                   -------------
                                                                      8,457,208
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Globe Telecom, Inc. (Philippines)                          56,200       804,293
Maxis Communications Berhad (Malaysia)                    500,000     1,276,484
                                                                   -------------
                                                                      2,080,777
                                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                                     10,537,985
                                                                   -------------

UTILITIES - 5.0%
ELECTRIC UTILITIES - 3.5%
E.ON AG (Germany)                                          63,837     5,694,322
                                                                   -------------

MULTI-UTILITIES - 1.5%
National Grid Transco plc (United Kingdom)                127,000     1,231,529
Suez S.A. (France)                                         43,340     1,176,896
                                                                   -------------
                                                                      2,408,425
                                                                   -------------
TOTAL UTILITIES                                                       8,102,747
                                                                   -------------

TOTAL COMMON STOCKS
(Identified Cost $109,895,050)                                      153,889,093
                                                                   -------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                               SHARES/           VALUE
                                                          PRINCIPAL AMOUNT     (NOTE 2)
                                                          -----------------  -------------
SHORT-TERM INVESTMENTS - 4.5%
Dreyfus Treasury Cash Management - Institutional Shares           2,341,703  $  2,341,703
Fannie Mae Discount Note, 8/5/2005                        $       5,000,000     4,985,125
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,326,828)                                                    7,326,828
                                                                             -------------

TOTAL INVESTMENTS - 99.5%
(Identified Cost $117,221,878)                                                161,215,921

OTHER ASSETS, LESS LIABILITIES - 0.5%                                             824,555
                                                                             -------------

NET ASSETS - 100%                                                            $162,040,476
                                                                             =============




*Non-income producing security
ADR - American Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 34.5%; France - 13.4%; Italy - 11.4%; United Kingdom - 10.2%.


The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)


June 30, 2005




ASSETS:
Investments, at value (identified cost $117,221,878) (Note 2)     $161,215,921
Foreign currency, at value (cost $43,325)                               43,324
Cash                                                                    10,731
Receivable for securities sold                                         765,972
Receivable for fund shares sold                                        255,136
Dividends receivable                                                   144,477
Foreign tax reclaims receivable                                        110,388
                                                                  ------------

TOTAL ASSETS                                                       162,545,949
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3)                                       132,910
Accrued fund accounting and transfer agent fees (Note 3)                22,276
Accrued Chief Compliance Officer services fees (Note 3)                  1,062
Payable for fund shares repurchased                                    323,280
Audit fees payable                                                      19,280
Other payables and accrued expenses                                      6,665
                                                                  ------------

TOTAL LIABILITIES                                                      505,473
                                                                  ------------

TOTAL NET ASSETS                                                  $162,040,476
                                                                  ============

NET ASSETS CONSIST OF:

Capital stock                                                     $    170,797
Additional paid-in-capital                                         106,321,840
Undistributed net investment income                                  2,080,587
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities                                     9,480,476
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities                                    43,986,776
                                                                  ------------

TOTAL NET ASSETS                                                  $162,040,476
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($162,040,476/17,079,744 shares)                  $       9.49
                                                                  ============




The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)


For the Six Months Ended June 30, 2005




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $461,897)     $  2,866,848
Interest                                                   102,880
                                                      -------------

Total Investment Income                                  2,969,728
                                                      -------------

EXPENSES:

Management fees (Note 3)                                   790,134
Fund accounting and transfer agent fees (Note 3)           105,580
Directors' fees (Note 3)                                     3,459
Chief Compliance Officer services fees (Note 3)              2,988
Custodian fees                                              52,682
Miscellaneous                                               35,562
                                                      -------------

Total Expenses                                             990,405
                                                      -------------

NET INVESTMENT INCOME                                    1,979,323
                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments                                              9,688,862
Foreign currency and other assets and liabilities          (20,434)
                                                      -------------
                                                         9,668,428
                                                      -------------

Net change in unrealized appreciation on -
Investments                                            (12,471,740)
Foreign currency and other assets and liabilities          (13,661)
                                                      -------------
                                                       (12,485,401)
                                                      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                             (2,816,973)
                                                      -------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                            $   (837,650)
                                                      =============




The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets




                                                                   FOR THE SIX
                                                                   MONTHS ENDED      FOR THE
                                                                     6/30/05       YEAR ENDED
                                                                   (UNAUDITED)      12/31/04
                                                                  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                             $   1,979,323   $  1,223,724
Net realized gain on investments                                      9,668,428      8,965,946
Net change in unrealized appreciation on investments                (12,485,401)    14,295,027
                                                                  --------------  -------------

Net increase (decrease) from operations                                (837,650)    24,484,697
                                                                  --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                                    -     (1,267,156)
From net realized gain on investments                                         -    (11,878,815)
                                                                  --------------  -------------

Total distributions to shareholders                                           -    (13,145,971)
                                                                  --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)     (3,038,560)    25,099,237
                                                                  --------------  -------------

Net increase (decrease) in net assets                                (3,876,210)    36,437,963

NET ASSETS:

Beginning of period                                                 165,916,686    129,478,723
                                                                  --------------  -------------

END OF PERIOD (including undistributed net investment
income of $2,080,587 and $101,264, respectively)                  $ 162,040,476   $165,916,686
                                                                  ==============  =============




The accompanying notes are an integral part of the financial statements.

Financial Highlights




                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                           6/30/2005                              FOR THE YEARS ENDED
                                                          (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                                         --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $        9.52   $               8.83   $    6.67   $    7.89   $   10.40
                                                         --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income                                             0.12                   0.08        0.07        0.07        0.05
Net realized and unrealized gain (loss) on investments           (0.15)                  1.44        2.72       (1.20)      (2.18)
                                                         --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                                 (0.03)                  1.52        2.79       (1.13)      (2.13)
                                                         --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                           -                  (0.08)      (0.06)      (0.07)      (0.05)
From net realized gain on investments                                -                  (0.75)      (0.57)      (0.02)      (0.33)
                                                         --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                                  -                  (0.83)      (0.63)      (0.09)      (0.38)
                                                         --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                          $        9.49   $               9.52   $    8.83   $    6.67   $    7.89
                                                         ==============  =====================  ==========  ==========  ==========

Total return1                                                   (0.32%)                 17.67%      42.10%    (14.30%)    (20.48%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                        1.25%2                   1.29%     1.30%*        1.32%       1.28%
Net investment income                                           2.51%2                   0.86%       0.94%       0.96%       0.54%

Portfolio turnover                                                  16%                    19%         46%          5%          6%

NET ASSETS - END OF PERIOD (000's omitted)               $     162,040   $            165,917   $ 129,479   $  80,945   $  84,124
                                                         ==============  =====================  ==========  ==========  ==========




                                                      FOR THE YEAR ENDED
                                                          12/31/00
                                                         ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $   17.43
                                                         ----------

Income (loss) from investment operations:
Net investment income                                         0.04
Net realized and unrealized gain (loss) on investments       (0.83)
                                                         ----------

Total from investment operations                             (0.79)
                                                         ----------

Less distributions to shareholders:
From net investment income                                   (0.03)
From net realized gain on investments                        (6.21)
                                                         ----------

Total distributions to shareholders                          (6.24)
                                                         ----------

NET ASSET VALUE - END OF PERIOD                          $   10.40
                                                         ==========

Total return1                                               (3.03%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                      1.19%
Net investment income                                         0.28%

Portfolio turnover                                               3%

NET ASSETS - END OF PERIOD (000's omitted)               $ 119,132
                                                         ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.


1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Annualized.


The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)


1.     ORGANIZATION

International Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as International Series common stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes to Financial Statements (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these

Notes to Financial Statements (unaudited)

Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.30% of average daily net assets each year. For the six months ended June 30, 2005, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $24,108,716 and $25,374,427, respectively.

The Series held shares of iShares MSCI Malaysia Index Fund and iShares MSCI Singapore Index Fund in 2003 and 2004; such investments were not consistent with the investment restrictions of the Series. The securities were subsequently sold at a gain of $541,572 during 2004. For 2004, 0.37% of the Series' total return consisted of the realized gain on these investments.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  International  Series  were:



                     FOR THE SIX MONTHS                   FOR THE YEAR
                       ENDED 6/30/05                     ENDED 12/31/04
             -------------------------------------  --------------------------

                   SHARES              AMOUNT         SHARES        AMOUNT
             -------------------  ----------------  -----------  -------------
Sold                  1,257,286   $    11,977,704    2,658,744   $ 24,222,900
Reinvested                    -                 -    1,409,860     12,949,803
Repurchased          (1,601,420)      (15,016,264)  (1,309,069)   (12,073,466)
             -------------------  ----------------  -----------  -------------

Total                  (344,134)  $    (3,038,560)   2,759,535   $ 25,099,237
             ===================  ================  ===========  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes to Financial Statements (unaudited)


6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2004 were as follows:



Ordinary income          $4,558,474
Long-term capital gains   8,587,497



For the year ended December 31, 2004, the Series elected to defer $40,062 of capital losses attributable to Post-October losses.

At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $117,320,315

Unrealized appreciation               $ 45,635,657
Unrealized depreciation                 (1,740,051)
                                      ------------
Net unrealized appreciation           $ 43,895,606
                                      ============

[This page intentionally left blank]

[This page intentionally left blank]

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Core Bond Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 21, 2005 (commencement of operations) to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                4/21/05         6/30/05      4/21/05-6/30/05
                             --------------  --------------  ----------------
Actual                       $     1,000.00  $     1,013.00  $           1.57
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,008.17  $           1.56




*Expenses are equal to the Series' annualized expense ratio (for the period April 21, 2005 (commencement of operations) to June 30, 2005) of 0.80%, multiplied by the average account value over the period, multiplied by 71/365 (to reflect the period from April 21, 2005 (commencement of operations) to June 30, 2005). Expenses are based on the most recent fiscal period. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




SECTOR ALLOCATION*
Consumer Discretionary                                             6.6%
Consumer Staples                                                   1.2%
Energy                                                             2.9%
Financials                                                         9.2%
Health Care                                                        1.3%
Industrials                                                        6.7%
Information Technology                                             0.9%
Materials                                                          0.9%
Telecommunication Services                                         3.3%
Utilities                                                          3.0%
U.S. Government Agencies                                          56.0%
Cash, short-term investments, and liabilities, less other assets   8.0%

*As a percentage of net assets.




<graphic>
<pie  chart>




CREDIT QUALITY RATINGS1,2
Aaa                                                                                 5.5%
Aa                                                                                 17.6%
A                                                                                  35.3%
Baa                                                                                41.6%

1As a percentage of total corporate bonds.
2Based on ratings from Moody's. The Series may use different ratings provided by other rating agencies for purposed of determining compliance with the Series' investment policies.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                        CREDIT
                                                                        RATING1    PRINCIPAL      VALUE
                                                                      (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                      -----------  ----------  -----------
CORPORATE BONDS - 36.0%
CONSUMER DISCRETIONARY - 6.6%
MEDIA - 3.0%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011    Baa1         $  325,000  $  360,160
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                  Baa2            280,000     308,911
The Walt Disney Co., 6.375%, 3/1/2012                                 Baa1            140,000     154,824
                                                                                               -----------
                                                                                                  823,895
                                                                                               -----------

MULTILINE RETAIL - 1.7%
Target Corp., 5.875%, 3/1/2012                                        A2              415,000     450,607
                                                                                               -----------

SPECIALTY RETAIL - 1.9%
The Gap, Inc.2, 9.55%, 12/15/2008                                     Baa3            175,000     201,779
Lowe's Companies, Inc., 8.25%, 6/1/2010                               A2              270,000     317,438
                                                                                               -----------
                                                                                                  519,217
                                                                                               -----------

TOTAL CONSUMER DISCRETIONARY                                                                    1,793,719
                                                                                               -----------

CONSUMER STAPLES - 1.2%
FOOD & STAPLES RETAILING - 0.3%
The Kroger Co., 7.25%, 6/1/2009                                       Baa2             90,000      98,740
                                                                                               -----------

FOOD PRODUCTS - 0.4%
General Mills, Inc., 6.00%, 2/15/2012                                 Baa2             95,000     103,281
                                                                                               -----------

HOUSEHOLD PRODUCTS - 0.5%
The Procter & Gamble Co., 4.85%, 12/15/2015                           Aa3             125,000     128,514
                                                                                               -----------

TOTAL CONSUMER STAPLES                                                                            330,535
                                                                                               -----------

ENERGY - 2.9%
ENERGY EQUIPMENT & SERVICES - 1.9%
Transocean Sedco (now known as Transocean, Inc.), 6.625%, 4/15/2011
(Cayman Islands) (Note 7)                                             Baa2            460,000     516,663
                                                                                               -----------

OIL, GAS & CONSUMABLE FUELS - 1.0%
Anadarko Finance Co., 6.75%, 5/1/2011 (Canada) (Note 7)               Baa1            230,000     255,555
                                                                                               -----------

TOTAL ENERGY                                                                                      772,218
                                                                                               -----------

FINANCIALS - 9.2%
CAPITAL MARKETS - 2.1%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011                      Aa3             170,000     189,555
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012                     A1              170,000     189,870
Merrill Lynch & Co., Inc., 6.00%, 2/17/2009                           Aa3             180,000     189,884
                                                                                               -----------
                                                                                                  569,309
                                                                                               -----------

COMMERCIAL BANKS - 6.4%
Bank of America Corp., 7.40%, 1/15/2011                               Aa3             440,000     503,571
PNC Funding Corp., 7.50%, 11/1/2009                                   A3              180,000     201,943




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                     CREDIT
                                                     RATING1    PRINCIPAL      VALUE
                                                   (UNAUDITED)    AMOUNT     (NOTE 2)
                                                   -----------  ----------  -----------
FINANCIALS (continued)
COMMERCIAL BANKS (continued)
U.S. Bank National Association, 6.375%, 8/1/2011   Aa2          $  465,000  $  513,031
Wachovia Corp., 5.25%, 8/1/2014                    A1              495,000     516,724
                                                                            -----------
                                                                             1,735,269
                                                                            -----------

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Citigroup, Inc., 5.00%, 9/15/2014                  Aa2             190,000     194,360
                                                                            -----------

TOTAL FINANCIALS                                                             2,498,938
                                                                            -----------

HEALTH CARE - 1.3%
PHARMACEUTICALS - 1.3%
Abbott Laboratories, 3.50%, 2/17/2009              A1              195,000     191,130
Schering-Plough Corp.2, 5.55%, 12/1/2013           Baa1            145,000     153,736
                                                                            -----------
TOTAL HEALTH CARE                                                              344,866
                                                                            -----------

INDUSTRIALS - 6.7%
AEROSPACE & DEFENSE - 1.6%
Boeing Capital Corp., 6.50%, 2/15/2012             A3              230,000     257,277
Honeywell International, Inc., 7.50%, 3/1/2010     A2              170,000     193,705
                                                                            -----------
                                                                               450,982
                                                                            -----------

AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp., 3.50%, 4/1/2009                       Baa2            195,000     190,053
                                                                            -----------

AIRLINES - 0.5%
Southwest Airlines Co., 5.25%, 10/1/2014           Baa1            130,000     130,745
                                                                            -----------

INDUSTRIAL CONGLOMERATES - 2.0%
General Electric Capital Corp., 6.75%, 3/15/2032   Aaa             435,000     536,785
                                                                            -----------

MACHINERY - 0.7%
John Deere Capital Corp., 7.00%, 3/15/2012         A3              165,000     189,303
                                                                            -----------

ROAD & RAIL - 1.2%
CSX Corp., 6.75%, 3/15/2011                        Baa2            175,000     193,194
Union Pacific Corp., 6.65%, 1/15/2011              Baa2            115,000     127,936
                                                                            -----------
                                                                               321,130
                                                                            -----------

TOTAL INDUSTRIALS                                                            1,818,998
                                                                            -----------

INFORMATION TECHNOLOGY - 0.9%
IT SERVICES - 0.9%
First Data Corp., 3.90%, 10/1/2009                 A1              260,000     255,965
                                                                            -----------

MATERIALS - 0.9%
METALS & MINING - 0.9%
Alcoa, Inc., 7.375%, 8/1/2010                      A2              225,000     255,947
                                                                            -----------




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                       CREDIT
                                                                       RATING1    PRINCIPAL      VALUE
                                                                     (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                     -----------  ----------  -----------
TELECOMMUNICATION SERVICES - 3.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.),
7.875%, 3/1/2011                                                     Baa2         $  385,000  $  447,434
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                     A3              430,000     438,222
                                                                                              -----------
TOTAL TELECOMMUNICATION SERVICES                                                                 885,656
                                                                                              -----------

UTILITIES - 3.0%
ELECTRIC UTILITIES - 1.6%
American Electric Power Co., Inc., 5.375%, 3/15/2010                 Baa3            250,000     259,442
TXU Energy Co., 7.00%, 3/15/2013                                     Baa2            170,000     189,589
                                                                                              -----------
                                                                                                 449,031
                                                                                              -----------

MULTI-UTILITIES - 1.4%
Duke Energy Field Services Corp., 7.875%, 8/16/2010                  Baa2            165,000     189,417
Sempra Energy, 7.95%, 3/1/2010                                       Baa1            165,000     187,369
                                                                                              -----------
                                                                                                 376,786
                                                                                              -----------

TOTAL UTILITIES                                                                                  825,817
                                                                                              -----------

TOTAL CORPORATE BONDS
(Identified Cost $9,680,944)                                                                   9,782,659
                                                                                              -----------

U.S. GOVERNMENT AGENCIES - 56.0%
Fannie Mae, Pool #795855, 5.50%, 9/1/2019                                            493,100     506,511
Fannie Mae, Pool #786281, 6.50%, 7/1/2034                                            729,393     755,109
Fannie Mae, Pool #815409, 4.50%, 2/1/2035                                            259,692     254,113
Fannie Mae, TBA3, 4.50%, 7/1/2020                                                    835,000     831,086
Fannie Mae, TBA3, 5.00%, 7/15/2020                                                   705,000     712,711
Fannie Mae, TBA3, 5.00%, 7/1/2035                                                  1,485,000   1,485,000
Fannie Mae, TBA3, 6.00%, 7/1/2035                                                  1,010,000   1,035,250
Fannie Mae, TBA3, 5.50%, 8/1/2035                                                  2,270,000   2,296,956
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010                      105,812     106,334
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019                     443,166     455,117
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034                     289,715     299,984
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035                      144,245     149,400
Federal Home Loan Mortgage Corp., TBA3, 4.50%, 7/1/2020                              895,000     890,804
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 8/15/2020                             580,000     585,619
Federal Home Loan Mortgage Corp., TBA3, 5.50%, 7/1/2035                            1,340,000   1,358,425
Federal Home Loan Mortgage Corp., TBA3, 6.00%, 7/1/2035                              505,000     517,783




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                          PRINCIPAL
                                                           AMOUNT/        VALUE
                                                            SHARES      (NOTE 2)
                                                          ----------  -------------
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 8/1/2035   $1,040,000  $  1,037,724
GNMA, Pool #487193, 5.00%, 4/15/2020                         124,507       126,781
GNMA, Pool #563559, 6.50%, 4/15/2032                         119,677       125,122
GNMA, Pool #631703, 6.50%, 9/15/2034                         295,458       308,811
GNMA, TBA3, 5.50%, 7/15/2035                                 635,000       648,296
GNMA, TBA3, 6.00%, 7/15/2035                                 380,000       391,875
GNMA, TBA3, 5.00%, 9/15/2035                                 324,000       325,418
                                                                      -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $15,146,665)                                           15,204,229
                                                                      -------------

SHORT-TERM INVESTMENTS - 51.8%
Dreyfus Treasury Cash Management - Institutional Shares      702,105       702,105
Fannie Mae Discount Note, 8/1/2005                        $1,500,000     1,495,983
Fannie Mae Discount Note, 8/11/2005                        1,050,000     1,046,329
Federal Home Loan Bank Discount Note, 7/13/2005            2,930,000     2,927,080
Federal Home Loan Bank Discount Note, 7/18/2005            1,730,000     1,727,614
Federal Home Loan Bank Discount Note, 7/20/2005            1,041,000     1,039,335
Federal Home Loan Bank Discount Note, 8/10/2005            2,270,000     2,262,355
Freddie Mac Discount Note, 7/12/2005                       1,485,000     1,483,018
Freddie Mac Discount Note, 9/20/2005                         325,000       322,543
Freddie Mac Discount Note, 2/27/2006                       1,100,000     1,073,785
                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,082,150)                                           14,080,147
                                                                      -------------

TOTAL INVESTMENTS - 143.8%
(Identified Cost $38,909,759)                                           39,067,035

LIABILITIES, LESS OTHER ASSETS - (43.8%)                               (11,897,978)
                                                                      -------------

NET ASSETS - 100%                                                     $ 27,169,057
                                                                      =============



1Credit  ratings  from  Moody's  (unaudited).
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of June 30, 2005. 3Security purchased on a forward commitment or when-issued basis. TBA - to be announced.


The accompanying notes are an integral part of the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost, $38,909,759) (Note 2)  $39,067,035
Interest receivable                                                208,096
Dividends receivable                                                 2,462
                                                               -----------

TOTAL ASSETS                                                    39,277,593
                                                               -----------

LIABILITIES:

Accrued management fees (Note 3)                                     6,662
Accrued fund accounting and transfer agent fees (Note 3)             5,401
Accrued Chief Compliance Officer services fees (Note 3)                672
Payable for securities purchased                                12,084,277
Audit fees payable                                                   6,697
Accrued registration and filing fees                                 2,586
Other payables and accrued expenses                                  2,241
                                                               -----------

TOTAL LIABILITIES                                               12,108,536
                                                               -----------

TOTAL NET ASSETS                                               $27,169,057
                                                               ===========

NET ASSETS CONSIST OF:

Capital stock                                                  $    26,828
Additional paid-in-capital                                      26,815,506
Undistributed net investment income                                122,747
Accumulated net realized gain on investments                        46,700
Net unrealized appreciation on investments                         157,276
                                                               -----------

TOTAL NET ASSETS                                               $27,169,057
                                                               ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($27,169,057/2,682,834 shares)                 $     10.13
                                                               ===========




The accompanying notes are an integral part of the financial statements.

Statement  of  Operations  (unaudited)


For  the  Period  April  21,  2005 (commencement of operations) to June 30, 2005




INVESTMENT INCOME:
Interest                                               $155,779
Dividends                                                 5,960
                                                       ---------

Total Investment Income                                 161,739
                                                       ---------

EXPENSES:

Management fees (Note 3)                                 29,248
Fund accounting and transfer agent fees (Note 3)          9,042
Directors' fees (Note 3)                                  1,491
Chief Compliance Officer services fees (Note 3)           1,016
Audit fees                                                6,697
Registration and filing fees                              2,756
Custodian fees                                            2,736
Miscellaneous                                             1,399
                                                       ---------

Total Expenses                                           54,385
Less reduction of expenses (Note 3)                     (15,393)
                                                       ---------

Net Expenses                                             38,992
                                                       ---------

NET INVESTMENT INCOME                                   122,747
                                                       ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                         46,700
Net change in unrealized appreciation on investments    157,276
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                             203,976
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $326,723
                                                       =========




The accompanying notes are an integral part of the financial statements.

Statement  of  Changes  in  Net  Assets  (unaudited)




                                                                   FOR THE PERIOD 4/21/05
                                                                      (COMMENCEMENT OF
                                                                   OPERATIONS) TO 6/30/05
                                                                   -----------------------

INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income                                              $               122,747
Net realized gain on investments                                                    46,700
Net change in unrealized appreciation on investments                               157,276
                                                                   -----------------------

Net increase from operations                                                       326,723
                                                                   -----------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)                           26,842,334
                                                                   -----------------------

Net increase in net assets                                                      27,169,057

NET ASSETS:

Beginning of period                                                                      -
                                                                   -----------------------

END OF PERIOD (including undistributed net investment income of
122,747)                                                          $            27,169,057
                                                                   =======================




The accompanying notes are an integral part of the financial statements.

Financial  Highlights  (unaudited)




                                                        FOR THE PERIOD
                                                     4/21/05 1 TO 6/30/05
                                                     --------------------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                $             10.00
                                                     --------------------

Income from investment operations:
Net investment income                                               0.05
Net realized and unrealized gain on investments                     0.08
                                                     --------------------

Total from investment operations                                    0.13
                                                     --------------------

NET ASSET VALUE - END OF PERIOD                      $             10.13
                                                     ====================

Total return2                                                       1.30%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                         0.80%3
Net investment income                                             2.52%3

Portfolio turnover                                                    65%

NET ASSETS - END OF PERIOD (000's omitted)           $            27,169
                                                     ====================




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.32%3.


1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.


The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION

Core Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Core Bond Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Debt securities, including government bonds, sovereign bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on

Notes  to  Financial  Statements  (unaudited)

FOREIGN CURRENCY TRANSLATION (continued) securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT
The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes  to  Financial  Statements  (unaudited)


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor waived fees of $15,393 for the period April 21, 2005 (commencement of operations) to June 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the period April 21, 2005 (commencement of operations) to June 30, 2005, purchases and sales of securities, other than United States Government securities and short-term securities, were $9,700,064 and $0, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $26,429,434 and $11,327,665, respectively.

Notes  to  Financial  Statements  (unaudited)


5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Core  Bond  Series  were:



                   FOR THE PERIOD 4/21/05 (COMMENCEMENT
                        OF OPERATIONS) TO 6/30/05
             --------------------------------------------------
                            Shares                    Amount
             ------------------------------------  ------------
Sold                                    2,724,027  $27,257,868
Repurchased                               (41,193     (415,534)
             ------------------------------------  ------------
Total                                   2,682,834  $26,842,334
             ====================================  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $38,909,759

Unrealized appreciation               $   166,738
Unrealized depreciation                    (9,462)
                                      ------------

Net unrealized appreciation           $   157,276
                                      ============

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Core Plus Bond Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 21, 2005 (commencement of operations) to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                4/21/05         6/30/05      4/21/05-6/30/05
                             --------------  --------------  ----------------
Actual                       $     1,000.00  $     1,014.00  $           1.72
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,008.17  $           1.72




*Expenses are equal to the Series' annualized expense ratio (for the period April 21, 2005 (commencement of operations) to June 30, 2005) of 0.88%, multiplied by the average account value over the period, multiplied by 71/365 (to reflect the period from April 21, 2005 (commencement of operations) to June 30, 2005). Expenses are based on the most recent fiscal period. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




SECTOR ALLOCATION*
Consumer Discretionary                                            10.7%
Consumer Staples                                                   1.5%
Energy                                                             2.9%
Financials                                                         9.7%
Health Care                                                        1.5%
Industrials                                                        6.9%
Information Technology                                             1.5%
Materials                                                          1.0%
Telecommunication Services                                         2.9%
Utilities                                                          3.2%
U.S. Government Agencies                                          55.9%
Cash, short-term investments, and liabilities, less other assets   2.3%

*As a percentage of net assets.




<graphic>
<pie  chart>




CREDIT QUALITY RATINGS1,2
Aaa                                                                        4.9%
Aa                                                                        15.7%
A                                                                         30.2%
Baa                                                                       39.2%
Ba                                                                         8.9%
B                                                                          1.1%

1As a percentage of total corporate bonds.
2Based on ratings from Moody's. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                        CREDIT
                                                                        RATING1                          VALUE
                                                                      (UNAUDITED)  PRINCIPAL AMOUNT     (NOTE 2)
                                                                      -----------  -----------------  ------------
CORPORATE BONDS - 41.8%
CONSUMER DISCRETIONARY - 10.7%
AUTOMOBILES - 2.9%
General Motors Acceptance Corp., 6.125%, 9/15/2006                    Baa2         $       5,060,000  $ 5,063,623
                                                                                                      ------------

MEDIA - 3.9%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%,
4/15/2011                                                             Baa1                 2,655,000    2,942,231
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                  Baa2                 2,285,000    2,520,938
The Walt Disney Co., 6.375%, 3/1/2012                                 Baa1                 1,150,000    1,271,765
                                                                                                      ------------
                                                                                                        6,734,934
                                                                                                      ------------

MULTILINE RETAIL - 2.2%
JC Penney Co., Inc., 8.00%, 3/1/2010                                  Ba1                  1,465,000    1,611,500
Target Corp., 5.875%, 3/1/2012                                        A2                   1,945,000    2,111,881
                                                                                                      ------------
                                                                                                        3,723,381
                                                                                                      ------------

SPECIALTY RETAIL - 1.7%
The Gap, Inc.2, 9.55%, 12/15/2008                                     Baa3                 1,090,000    1,256,794
Lowe's Companies, Inc., 8.25%, 6/1/2010                               A2                   1,420,000    1,669,488
                                                                                                      ------------
                                                                                                        2,926,282
                                                                                                      ------------
TOTAL CONSUMER DISCRETIONARY                                                                           18,448,220
                                                                                                      ------------

CONSUMER STAPLES - 1.5%
BEVERAGES - 0.3%
Diageo Finance BV, 3.875%, 4/1/2011 (Netherlands) (Note 7)            A2                     430,000      420,557
                                                                                                      ------------

FOOD & STAPLES RETAILING - 0.5%
The Kroger Co., 7.25%, 6/1/2009                                       Baa2                   750,000      822,834
                                                                                                      ------------

FOOD PRODUCTS - 0.2%
General Mills, Inc., 6.00%, 2/15/2012                                 Baa2                                418,559
                                                                                                      ------------

HOUSEHOLD PRODUCTS - 0.5%
The Procter & Gamble Co., 4.85%, 12/15/2015                           Aa3                    835,000      858,470
                                                                                                      ------------
TOTAL CONSUMER STAPLES                                                                                  2,520,420
                                                                                                      ------------

ENERGY - 2.9%
ENERGY EQUIPMENT & SERVICES - 1.9%
Transocean Sedco (now known as Transocean, Inc.), 6.625%, 4/15/2011
(Cayman Islands) (Note 7)                                             Baa2                 3,010,000    3,380,775
                                                                                                      ------------

OIL, GAS & CONSUMABLE FUELS - 1.0%
Amerada Hess Corp., 6.65%, 8/15/2011                                  Ba1                  1,560,000    1,716,657
                                                                                                      ------------
TOTAL ENERGY                                                                                            5,097,432
                                                                                                      ------------




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                      CREDIT
                                                      RATING1                          VALUE
                                                    (UNAUDITED)  PRINCIPAL AMOUNT     (NOTE 2)
                                                    -----------  -----------------  ------------
FINANCIALS - 9.7%
CAPITAL MARKETS - 2.2%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011    Aa3          $       1,125,000  $ 1,254,411
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012   A1                   1,125,000    1,256,495
Merrill Lynch & Co., Inc.,  6.00%, 2/17/2009        Aa3                  1,180,000    1,244,797
                                                                                    ------------
                                                                                      3,755,703
                                                                                    ------------

COMMERCIAL BANKS - 6.8%
Bank of America Corp., 7.40%, 1/15/2011             Aa3                  2,895,000    3,313,267
PNC Funding Corp., 7.50%, 11/1/2009                 A3                   1,490,000    1,671,639
U.S. Bank National Association, 6.375%, 8/1/2011    Aa2                  3,045,000    3,359,527
Wachovia Corp., 5.25%, 8/1/2014                     A1                   3,250,000    3,392,633
                                                                                    ------------
                                                                                     11,737,066
                                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Citigroup, Inc., 5.00%, 9/15/2014                   Aa2                  1,245,000    1,273,568
                                                                                    ------------

TOTAL FINANCIALS                                                                     16,766,337
                                                                                    ------------

HEALTH CARE - 1.5%
PHARMACEUTICALS - 1.5%
Abbott Laboratories, 3.50%, 2/17/2009               A1                   1,270,000    1,244,797
Schering-Plough Corp.2, 5.55%, 12/1/2013            Baa1                 1,205,000    1,277,603
                                                                                    ------------
TOTAL HEALTH CARE                                                                     2,522,400
                                                                                    ------------

INDUSTRIALS - 6.9%
AEROSPACE & DEFENSE - 1.2%
Boeing Capital Corp., 6.50%, 2/15/2012              A3                   1,135,000    1,269,604
Honeywell International, Inc., 7.50%, 3/1/2010      A2                     735,000      837,487
                                                                                    ------------
                                                                                      2,107,091
                                                                                    ------------

AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp., 3.50%, 4/1/2009                        Baa2                 1,275,000    1,242,651
                                                                                    ------------

AIRLINES - 0.5%
Southwest Airlines Co., 5.25%, 10/1/2014            Baa1                   845,000      849,844
                                                                                    ------------

INDUSTRIAL CONGLOMERATES - 2.6%
General Electric Capital Corp., 6.75%, 3/15/2032    Aaa                  2,845,000    3,510,696
Tyco International Group S.A., 6.375%, 10/15/2011
(Luxembourg) (Note 7)                               Baa3                   775,000      851,186
                                                                                    ------------
                                                                                      4,361,882
                                                                                    ------------

MACHINERY - 0.7%
John Deere Capital Corp., 7.00%, 3/15/2012          A3                   1,095,000    1,256,285
                                                                                    ------------




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                       CREDIT
                                                                       RATING1                          VALUE
                                                                     (UNAUDITED)  PRINCIPAL AMOUNT     (NOTE 2)
                                                                     -----------  -----------------  ------------
INDUSTRIALS (continued)
ROAD & RAIL - 1.2%
CSX Corp., 6.75%, 3/15/2011                                          Baa2         $       1,135,000  $ 1,253,001
Union Pacific Corp., 6.65%, 1/15/2011                                Baa2                   760,000      845,489
                                                                                                     ------------
                                                                                                       2,098,490
                                                                                                     ------------
TOTAL INDUSTRIALS                                                                                     11,916,243
                                                                                                     ------------

INFORMATION TECHNOLOGY - 1.5%
COMMUNICATIONS EQUIPMENT - 0.5%
Corning, Inc., 5.90%, 3/15/2014                                      Ba2                    880,000      904,347
                                                                                                     ------------

IT SERVICES - 1.0%
First Data Corp., 3.90%, 10/1/2009                                   A1                   1,695,000    1,668,697
                                                                                                     ------------
TOTAL INFORMATION TECHNOLOGY                                                                           2,573,044
                                                                                                     ------------


MATERIALS - 1.0%
METALS & MINING - 1.0%
Alcoa, Inc., 7.375%, 8/1/2010                                        A2                   1,465,000    1,666,501
                                                                                                     ------------

TELECOMMUNICATION SERVICES - 2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.),
7.875%, 3/1/2011                                                     Baa2                 1,450,000    1,685,141
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                     A3                   1,620,000    1,650,974
                                                                                                     ------------
                                                                                                       3,336,115
                                                                                                     ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom) (Note 7)       A2                   1,460,000    1,667,006
                                                                                                     ------------
TOTAL TELECOMMUNICATION SERVICES                                                                       5,003,121
                                                                                                     ------------

UTILITIES - 3.2%
ELECTRIC UTILITIES - 2.7%
Allegheny Energy Supply Co. LLC3, 8.25%, 4/15/2012                   Ba3                  1,180,000    1,321,600
American Electric Power Co., Inc., 5.375%, 3/15/2010                 Baa3                 1,230,000    1,276,453
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013                 Ba1                    710,000      843,360
TXU Energy Co., 7.00%, 3/15/2013                                     Baa2                 1,125,000    1,254,636
                                                                                                     ------------
                                                                                                       4,696,049
                                                                                                     ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
NRG Energy, Inc.3, 8.00%, 12/15/2013                                 B1                     790,000      833,450
                                                                                                     ------------

TOTAL UTILITIES                                                                                        5,529,499
                                                                                                     ------------

TOTAL CORPORATE BONDS
(Identified Cost $71,162,495)                                                                         72,043,217
                                                                                                     ------------

U.S. GOVERNMENT AGENCIES - 55.9%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008                                                   19,845       20,301
Fannie Mae, Pool #190549, 5.50%, 1/1/2009                                                    22,052       22,567
Fannie Mae, Pool #50972, 5.50%, 1/1/2009                                                     19,452       19,899




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)






                                                                                         VALUE
                                                                   PRINCIPAL AMOUNT     (NOTE 2)
                                                                   -----------------  ------------
U.S. GOVERNMENT AGENCIES (continued)
Fannie Mae, Pool #663794, 5.50%, 9/1/2017                          $         185,202  $   190,247
Fannie Mae, Pool #555389, 5.50%, 4/1/2018                                    774,883      795,989
Fannie Mae, Pool #697020, 5.50%, 5/1/2018                                     69,328       71,210
Fannie Mae, Pool #741610, 5.50%, 9/1/2018                                    782,143      803,376
Fannie Mae, Pool #761280, 5.50%, 2/1/2019                                    190,822      196,012
Fannie Mae, Pool #725793, 5.50%, 9/1/2019                                    886,181      910,239
Fannie Mae, Pool #B815122, 5.50%, 10/1/2019                                1,554,049    1,595,956
Fannie Mae, Pool #741552, 6.50%, 9/1/2033                                    966,026    1,000,368
Fannie Mae, Pool #747607, 6.50%, 11/1/2033                                   125,390      129,848
Fannie Mae, Pool #776452, 6.50%, 1/1/2034                                    133,870      138,629
Fannie Mae, Pool #765848, 6.50%, 2/1/2034                                    146,113      151,265
Fannie Mae, Pool #766304, 6.50%, 3/1/2034                                    155,607      161,093
Fannie Mae, Pool #725686, 6.50%, 7/1/2034                                    273,916      283,953
Fannie Mae, Pool #782769, 6.50%, 7/1/2034                                  1,079,775    1,117,844
Fannie Mae, Pool #786281, 6.50%, 7/1/2034                                    123,622      127,981
Fannie Mae, Pool #786692, 6.50%, 8/1/2034                                    192,601      199,391
Fannie Mae, Pool #799657, 6.50%, 11/1/2034                                 1,191,919    1,233,942
Fannie Mae, Pool #812185, 4.50%, 2/1/2035                                    479,143      468,850
Fannie Mae, Pool #815409, 4.50%, 2/1/2035                                    238,634      233,507
Fannie Mae, Pool #815926, 4.50%, 4/1/2035                                    997,238      975,815
Fannie Mae, TBA4, 4.50%, 7/1/2020                                          5,465,000    5,439,380
Fannie Mae, TBA4, 5.00%, 7/15/2020                                         4,460,000    4,508,783
Fannie Mae, TBA4, 5.00%, 7/1/2035                                          9,710,000    9,710,000
Fannie Mae, TBA4, 6.00%, 7/1/2035                                          5,945,000    6,093,625
Fannie Mae, TBA4, 5.50%, 8/1/2035                                         14,920,000   15,097,175
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010              702,204      705,674
Federal Home Loan Mortgage Corp., TBA4, 4.50%, 7/1/2020                    5,880,000    5,852,435
Federal Home Loan Mortgage Corp., TBA4, 5.00%, 8/15/2020                   3,620,000    3,655,071
Federal Home Loan Mortgage Corp., TBA4, 5.50%, 7/1/2035                    7,945,000    8,054,244
Federal Home Loan Mortgage Corp., TBA4, 6.00%, 7/1/2035                    2,975,000    3,050,303
Federal Home Loan Mortgage Corp., TBA4, 5.00%, 8/1/2035                    6,125,000    6,111,598
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013              26,569       27,295
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017              116,989      120,114
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018             627,911      644,815
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019              339,525      348,665




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)





                                                                   PRINCIPAL AMOUNT/       VALUE
                                                                         SHARES          (NOTE 2)
                                                                   ------------------  -------------
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019    $          209,354  $    214,999
Federal Home Loan Mortgage Corp., Pool #A22067, 5.50%, 4/1/2020               239,100       245,591
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 5/1/2034                23,739        24,580
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 8/1/2034               987,804     1,022,817
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 10/1/2034              964,492       999,964
Federal Home Loan Mortgage Corp., Pool #487193, 6.50%, 2/1/2035               817,392       846,601
GNMA, Pool #487193, 5.00%, 4/15/2020                                          811,630       826,456
GNMA, Pool #563559, 6.50%, 4/15/2032                                        1,240,621     1,297,070
GNMA, Pool #552765, 6.50%, 9/15/2032                                        1,538,998     1,609,023
GNMA, TBA4, 5.50%, 7/15/2035                                                4,164,000     4,251,186
GNMA, TBA4, 6.00%, 7/15/2035                                                2,493,000     2,570,906
GNMA, TBA4, 5.00%, 9/15/2035                                                2,121,000     2,130,279
                                                                                       -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $95,926,302)                                                            96,306,931
                                                                                       -------------

SHORT-TERM INVESTMENTS - 45.7%
Dreyfus Treasury Cash Management - Institutional Shares                     4,664,819     4,664,819
Fannie Mae Discount Note, 8/11/2005                                $        6,125,000     6,103,585
Federal Home Loan Bank Discount Note, 7/13/2005                            23,100,000    23,076,977
Federal Home Loan Bank Discount Note, 7/18/2005                            11,345,000    11,329,357
Federal Home Loan Bank Discount Note, 7/20/2005                             6,819,000     6,808,095
Federal Home Loan Bank Discount Note, 8/10/2005                            14,920,000    14,841,721
Freddie Mac Discount Note, 7/12/2005                                        9,710,000     9,685,811
Freddie Mac Discount Note, 9/20/2005                                        2,122,000     2,105,958
                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $78,660,498)                                                            78,616,323
                                                                                       -------------

TOTAL INVESTMENTS - 143.4%
(Identified Cost $245,749,295)                                                          246,966,471

LIABILITIES, LESS OTHER ASSETS - (43.4%)                                                (74,741,051)
                                                                                       -------------

NET ASSETS - 100%                                                                      $172,225,420
                                                                                       =============




1Credit  ratings  from  Moody's  (unaudited).
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of June 30, 2005. 3Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,155,050, or 1.3%, of the Series' net assets as of June 30, 2005.
4Security purchased on a forward commitment or when-issued basis. TBA - to be announced.


The accompanying notes are an integral part of the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost, $245,749,295) (Note 2)  $246,966,471
Cash                                                                  23,908
Interest receivable                                                1,510,557
Receivable for fund shares sold                                      146,045
Dividends receivable                                                  11,002
                                                                ------------

TOTAL ASSETS                                                     248,657,983
                                                                ------------

LIABILITIES:

Accrued management fees (Note 3)                                      98,453
Accrued fund accounting and transfer agent fees (Note 3)              18,459
Accrued Chief Compliance Officer services fees (Note 3)                  672
Payable for securities purchased                                  76,306,015
Audit fees payable                                                     6,697
Other payables and accrued expenses                                    2,267
                                                                ------------

TOTAL LIABILITIES                                                 76,432,563
                                                                ------------

TOTAL NET ASSETS                                                $172,225,420
                                                                ============

NET ASSETS CONSIST OF:

Capital stock                                                   $    169,870
Additional paid-in-capital                                       169,715,140
Undistributed net investment income                                  817,340
Accumulated net realized gain on investments                         305,894
Net unrealized appreciation on investments                         1,217,176
                                                                ------------

TOTAL NET ASSETS                                                $172,225,420
                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($172,225,420/16,987,044 shares)                $      10.14
                                                                ============




The accompanying notes are an integral part of the financial statements.

Statement  of  Operations  (unaudited)


For  the  Period  April  21,  2005 (commencement of operations) to June 30, 2005




INVESTMENT INCOME:
Interest                                               $1,074,219
Dividends                                                  29,053
                                                       ----------

Total Investment Income                                 1,103,272
                                                       ----------

EXPENSES:

Management fees (Note 3)                                  227,476
Fund accounting and transfer agent fees (Note 3)           40,088
Directors' fees (Note 3)                                    1,491
Chief Compliance Officer services fees (Note 3)             1,016
Custodian fees                                              3,776
Miscellaneous                                              12,085
                                                       ----------

Total Expenses                                            285,932
                                                       ----------

NET INVESTMENT INCOME                                     817,340
                                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                          305,894
Net change in unrealized appreciation on investments    1,217,176
                                                       ----------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                             1,523,070
                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $2,340,410
                                                       ==========




The accompanying notes are an integral part of the financial statements.

Statement  of  Changes  in  Net  Assets  (unaudited)




                                                                   FOR THE PERIOD 4/21/05
                                                                      (COMMENCEMENT OF
                                                                   OPERATIONS) TO 6/30/05
                                                                   -----------------------

INCREASE IN NET ASSETS:

OPERATIONS:
Net investment income                                              $               817,340
Net realized gain on investments                                                   305,894
Net change in unrealized appreciation on investments                             1,217,176
                                                                   -----------------------

Net increase from operations                                                     2,340,410
                                                                   -----------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)                          169,885,010
                                                                   -----------------------

Net increase in net assets                                                     172,225,420

NET ASSETS:

Beginning of period                                                                      -
                                                                   -----------------------

END OF PERIOD (including undistributed net investment income of
817,340)                                                           $          172,225,420
                                                                   =======================




The accompanying notes are an integral part of the financial statements.

Financial  Highlights  (unaudited)




                                                        FOR THE PERIOD
                                                     4/21/05 1 TO 6/30/05
                                                     ---------------------

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                $              10.00
                                                     ---------------------

Income from investment operations:
Net investment income                                                0.05
Net realized and unrealized gain on investments                      0.09
                                                     ---------------------

Total from investment operations                                     0.14
                                                     ---------------------

NET ASSET VALUE - END OF PERIOD                      $              10.14
                                                     =====================

Total return2                                                        1.40%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                           0.88%3
Net investment income                                              2.52%3

Portfolio turnover                                                     63%

NET ASSETS - END OF PERIOD (000's omitted)           $            172,225
                                                     =====================




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
3Annualized.


The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION

Core Plus Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Core Plus Bond Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Debt securities, including government bonds, sovereign bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on

Notes  to  Financial  Statements  (unaudited)

FOREIGN CURRENCY TRANSLATION (continued) securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT
The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities.

RESTRICTED  SECURITIES
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series' Investment Portfolio.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes  to  Financial  Statements  (unaudited)


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.90% of average daily net assets each year. For the period April 21, 2005 (commencement of operations) to June 30, 2005, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the period April 21, 2005 (commencement of operations) to June 30, 2005, purchases and sales of securities, other than United States Government securities and short-term securities, were $71,280,409 and $0, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $170,399,141 and $74,750,201, respectively.

Notes  to  Financial  Statements  (unaudited)


5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Core  Plus  Bond  Series  were:




                     FOR THE PERIOD 4/21/05 (COMMENCEMENT
                          OF OPERATIONS) TO 6/30/05
             ----------------------------------------------------
                            Shares                     Amount
             -------------------------------------  -------------
Sold                                   17,078,488   $170,802,297
Repurchased                               (91,444)      (917,287)
             -------------------------------------  -------------
Total                                  16,987,044   $169,885,010
             =====================================  =============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $245,749,295

Unrealized appreciation               $  1,304,803
Unrealized depreciation                    (87,627)
                                      ------------
Net unrealized appreciation           $  1,217,176
                                      ============

[This  page  intentionally  left  blank]

[This  page  intentionally  left  blank]

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Ohio Tax Exempt Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $     1,023.40  $          4.26
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,020.58  $          4.26




.. *Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series' total return would have been lower had certain expenses not been waived during the period.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




BOND TYPES1
General Obligation Bonds                                          87.3%
Revenue Bonds                                                     10.0%
Cash, short-term investments, and liabilities, less other assets   2.7%

1As a percentage of net assets.




<graphic>
<pie  chart>




CREDIT QUALITY RATINGS2,3
Aaa                                                                                            85.2%
Aa                                                                                             12.1%
Unrated Investments, such as cash, short-term investments, and liabilities, less other assets   2.7%

2As a percentage of net assets.
3Based on ratings from Moody's.  The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                                              CREDIT
                                                                                              RATING*    PRINCIPAL     VALUE
                                                                                            (UNAUDITED)    AMOUNT    (NOTE 2)
                                                                                            -----------  ----------  ---------
OHIO MUNICIPAL SECURITIES - 97.3%
Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010                   Aaa          $  200,000  $216,186
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014                               Aaa              60,000    65,761
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt.
G.O. Bond, FSA, 4.50%, 12/1/2029                                                            Aaa             200,000   201,216
Chagrin Falls Exempt Village School District, G.O. Bond,
5.55%, 12/1/2022                                                                            Aa3             100,000   107,420
Chillicothe Water System, Revenue Bond, MBIA, 4.00%, 12/1/2009                              Aaa             125,000   130,046
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%, 12/1/2011                         Aa1             200,000   220,334
Cleveland Heights & University Heights County School District,
Library Impt., G.O. Bond, 5.125%, 12/1/2026                                                 Aa3             200,000   213,126
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I,
FSA, 5.00%, 1/1/2028                                                                        Aaa             110,000   116,754
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I,
FSA, 5.00%, 1/1/2028                                                                        Aaa             155,000   162,021
Delaware City School District, G.O. Bond, FSA, 5.00%, 12/1/2025                             Aaa             300,000   317,238
Dublin City School District, School Facilities Construction & Impt.,
G.O. Bond, 5.375%, 12/1/2017                                                                Aa2             350,000   391,090
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029                               Aaa             200,000   212,408
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019                                              Aaa             175,000   182,373
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023                                                   Aaa             465,000   466,781
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018                               Aa3             250,000   271,985
Field Local School District, School Facilities Construction & Impt., G.O. Bond,
AMBAC, 5.00%, 12/1/2026                                                                     Aaa             200,000   215,388
Garfield Heights City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/15/2026     Aaa             250,000   263,372
Genoa Area Local School District, G.O. Bond, FGIC, 5.40%, 12/1/2027                         Aaa             150,000   165,150
Greene County Sewer System, Governmental Enterprise, Revenue Bond,
AMBAC, 5.625%, 12/1/2025                                                                    Aaa             235,000   266,589
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009              Aaa             190,000   205,230
Hilliard School District, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020                       Aaa             225,000   234,490
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC,
3.50%, 12/1/2011                                                                            Aaa             210,000   213,223




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL     VALUE
                                                                                             (UNAUDITED)    AMOUNT    (NOTE 2)
                                                                                             -----------  ----------  ---------
OHIO MUNICIPAL SECURITIES (continued)
Jackson Local School District, Stark & Summit Counties, Construction & Impt.,
G.O. Bond, FGIC, 5.00%, 12/1/2030                                                            Aaa          $  200,000  $213,328
Kettering City School District, School Impt., Prerefunded Balance, G.O. Bond,
FGIC, 5.25%, 12/1/2022                                                                       Aaa              60,000    61,268
Kings Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.50%, 12/1/2021          Aaa             115,000   116,180
Lakota Local School District, G.O. Bond, AMBAC, 5.75%, 12/1/2006                             Aaa              50,000    50,665
Licking County Joint Vocational School District, School Facilities Construction & Impt.,
G.O. Bond, MBIA, 5.00%, 12/1/2007                                                            Aaa             500,000   525,945
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025   Aaa             400,000   416,304
Loveland City School District, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024                   Aaa             200,000   218,216
Mansfield City School District, Various Purposes, G.O. Bond, MBIA, 5.75%, 12/1/2022          Aaa             250,000   276,640
Marysville Exempt Village School District, Prerefunded Balance, G.O. Bond,
MBIA, 5.75%, 12/1/2023                                                                       Aaa             315,000   322,349
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018                                                   Aaa             375,000   382,159
Maumee City School District, School Facilities Construction & Impt., G.O. Bond,
FSA, 4.60%, 12/1/2031                                                                        Aaa             260,000   263,580
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018                               Aaa             150,000   158,575
Mentor, G.O. Bond, 5.25%, 12/1/2017                                                          Aa3             100,000   105,056
Minster Local School District, G.O. Bond, FSA, 4.25%, 12/1/2018                              AAA1            250,000   255,892
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA,
5.75%, 12/1/2022                                                                             Aaa             205,000   233,384
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016                                            Aaa             125,000   131,601
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006                          Aaa              65,000    67,545
Ohio State, Common Schools Capital Facilities, G.O. Bond, Series A, 4.75%, 6/15/2020         Aa1             250,000   260,178
Ohio State, Infrastructure Impt., G.O. Bond, Series A, 5.00%, 8/1/2009                       Aa1             200,000   215,350
Ohio State, Infrastructure Impt., Prerefunded Balance, G.O. Bond, 5.20%, 8/1/2010            Aa1              50,000    52,963
Ohio State Turnpike Commission, Prerefunded Balance, Revenue Bond, Series A,
MBIA, 5.70%, 2/15/2017                                                                       Aaa             125,000   129,870




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                                            CREDIT
                                                                                            RATING*    PRINCIPAL     VALUE
                                                                                          (UNAUDITED)    AMOUNT    (NOTE 2)
                                                                                          -----------  ----------  ---------
OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Fresh Water, Revenue
Bond, FSA, 5.125%, 12/1/2023                                                              Aaa          $  300,000  $321,717
Ohio State Water Development Authority, Pollution Control,
Revenue Bond, 5.25%, 12/1/2015                                                            Aaa             200,000   229,636
Ohio State Water Development Authority, Pure Water,
Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016                                           Aaa              40,000    46,245
Ontario Local School District, G.O. Bond, FSA, 5.00%, 12/1/2023                           AAA1            350,000   370,346
Orange City School District, G.O. Bond, 5.00%, 12/1/2023                                  Aaa             305,000   324,368
Painesville City School District, School Impt., G.O. Bond, FGIC, 4.50%, 12/1/2025         Aaa             170,000   173,001
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2025                            Aaa             315,000   335,236
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2029                            Aaa             225,000   236,808
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030                            Aaa             140,000   147,879
Sidney City School District, School Impt., G.O. Bond,
Series B, FGIC, 5.10%, 12/1/2019                                                          Aaa             150,000   164,942
South-Western City School District, Franklin & Pickway County, G.O. Bond,
AMBAC, 4.75%, 12/1/2026                                                                   Aaa             175,000   178,486
Tallmadge City School Disctrict, School Facilities, G.O. Bond, FSA, 5.00%, 12/1/2031      AAA1            200,000   214,374
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%, 12/1/2027           Aaa             195,000   202,344
Toledo, Prerefunded Balance, G.O. Bond, AMBAC, 5.95%, 12/1/2015                           Aaa             175,000   180,938
Toledo Sewer System, Unrefunded Balance, Revenue Bond, AMBAC, 6.35%, 11/15/2017           Aaa             150,000   153,434
Troy City School District, School Impt., G.O. Bond, FSA, 4.00%, 12/1/2014                 Aaa             250,000   258,995
Twinsburg Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.90%, 12/1/2021   Aaa             325,000   345,888
Upper Arlington City School District, Capital Appreciation, G.O. Bond, MBIA,
5.25%, 12/1/2022                                                                          Aaa             255,000   266,638
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond,
FSA, 5.25%, 12/1/2016                                                                     Aaa             300,000   331,029
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2020            Aaa             500,000   537,455
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015                                              Aaa             235,000   261,336
Warren, Prerefunded Balance, G.O. Bond, AMBAC, 5.20%, 11/15/2013                          Aaa              15,000    15,148




The accompanying notes are an integral part of the financial statements.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                              CREDIT     PRINCIPAL
                                                                              RATING*     AMOUNT/       VALUE
                                                                            (UNAUDITED)    SHARES      (NOTE 2)
                                                                            -----------  ----------  ------------
OHIO MUNICIPAL SECURITIES (continued)
Westerville City School District, G.O. Bond, MBIA, 5.00%, 12/1/2027         Aaa          $  200,000  $   209,584
Wood County, G.O. Bond, 5.40%, 12/1/2013                                    Aa3              50,000       50,357
Wyoming City School District, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027   Aaa             300,000      318,984
                                                                                                     ------------

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $14,454,095)                                                                         15,170,397
                                                                                                     ------------

SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Municipal Reserves - Class R
(Identified Cost $440,075)                                                                  440,075      440,075
                                                                                                     ------------

TOTAL INVESTMENTS - 100.1%
(Identified Cost $14,894,170)                                                                         15,610,472

LIABILITIES, LESS OTHER ASSETS - (0.1%)                                                                  (10,013)
                                                                                                     ------------

NET ASSETS - 100%                                                                                    $15,600,459
                                                                                                     ============




KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement


Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.


*Credit ratings from Moody's (unaudited)
1Credit ratings from S&P (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 27.2%; MBIA - 23.1%; FSA - 20.8%; AMBAC - 10.5%.


The accompanying notes are an integral part of the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $14,894,170) (Note 2)  $15,610,472
Interest receivable                                                75,128
Dividends receivable                                                  835
                                                              -----------

TOTAL ASSETS                                                   15,686,435
                                                              -----------

LIABILITIES:

Accrued management fees (Note 3)                                    4,554
Accrued fund accounting and transfer agent fees (Note 3)            2,435
Accrued Chief Compliance Officer services fees (Note 3)             1,062
Payable for fund shares repurchased                                62,235
Audit fees payable                                                 14,350
Other payables and accrued expenses                                 1,340
                                                              -----------

TOTAL LIABILITIES                                                  85,976
                                                              -----------

TOTAL NET ASSETS                                              $15,600,459
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock                                                 $    14,645
Additional paid-in-capital                                     14,800,690
Undistributed net investment income                                59,696
Accumulated net realized gain on investments                        9,126
Net unrealized appreciation on investments                        716,302
                                                              -----------

TOTAL NET ASSETS                                              $15,600,459
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($15,600,459/1,464,512 shares)                $     10.65
                                                              ===========




The accompanying notes are an integral part of the financial statements.

Statement  of  Operations  (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Interest                                               $321,485
Dividends                                                 3,731
                                                       ---------

Total Investment Income                                 325,216
                                                       ---------

EXPENSES:

Management fees (Note 3)                                 36,834
Fund accounting and transfer agent fees (Note 3)         14,507
Directors' fees (Note 3)                                  3,459
Chief Compliance Officer services fees (Note 3)           2,988
Audit fees                                               11,530
Custodian fees                                            1,488
Miscellaneous                                             3,442
                                                       ---------

Total Expenses                                           74,248
Less reduction of expenses (Note 3)                     (11,594)
                                                       ---------

Net Expenses                                             62,654
                                                       ---------

NET INVESTMENT INCOME                                   262,562
                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized loss on investments                         (1,045)
Net change in unrealized appreciation on investments     86,981
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                              85,936
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $348,498
                                                       =========




The accompanying notes are an integral part of the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/05       YEAR ENDED
                                                         (UNAUDITED)      12/31/04
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $     262,562   $   467,775
Net realized gain (loss) on investments                        (1,045)       36,500
Net change in unrealized appreciation on
investments                                                    86,981       (59,316)
                                                        --------------  ------------

Net increase from operations                                  348,498       444,959
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                   (262,595)     (591,068)
From net realized gain on investments                               -       (17,784)
                                                        --------------  ------------

Total distributions to shareholders                          (262,595)     (608,852)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                    1,394,599     2,191,949
                                                        --------------  ------------

Net increase in net assets                                  1,480,502     2,028,056

NET ASSETS:

Beginning of period                                        14,119,957    12,091,901
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $59,696 and $59,729, respectively)            $  15,600,459   $14,119,957
                                                        ==============  ============




The accompanying notes are an integral part of the financial statements.

Financial  Highlights




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       6/30/05                                   FOR THE YEARS ENDED
                                                     (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $       10.59   $              10.75   $   10.74   $   10.31   $   10.29
                                                    --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income                                        0.18                   0.38        0.42        0.41        0.46
Net realized and unrealized gain (loss) on
investments                                                  0.07                  (0.04)       0.03        0.43       (0.03)
                                                    --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                             0.25                   0.34        0.45        0.84        0.43
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                  (0.19)                 (0.49)      (0.39)      (0.40)      (0.41)
From net realized gain on investments                           -                  (0.01)      (0.05)      (0.01)          -
                                                    --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                         (0.19)                 (0.50)      (0.44)      (0.41)      (0.41)
                                                    --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                     $       10.65   $              10.59   $   10.75   $   10.74   $   10.31
                                                    ==============  =====================  ==========  ==========  ==========

Total return1                                                2.34%                  3.28%       4.23%       8.22%       4.18%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                  0.85%2                   0.85%       0.85%       0.85%       0.85%
Net investment income                                      3.56%2                   3.64%       3.91%       4.09%       4.27%

Portfolio turnover                                              2%                     7%         14%          8%          9%

NET ASSETS - END OF PERIOD (000's omitted)          $      15,600   $             14,120   $  12,092   $  11,785   $   9,833
                                                    ==============  =====================  ==========  ==========  ==========




                                                 FOR THE YEAR ENDED
                                                     12/31/00
                                                    ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $    9.56
                                                    ----------

Income (loss) from investment operations:
Net investment income                                    0.44
Net realized and unrealized gain (loss) on
investments                                              0.70
                                                    ----------

Total from investment operations                         1.14
                                                    ----------

Less distributions to shareholders:
From net investment income                              (0.41)
From net realized gain on investments                       -
                                                    ----------

Total distributions to shareholders                     (0.41)
                                                    ----------

NET ASSET VALUE - END OF PERIOD                     $   10.29
                                                    ==========

Total return1                                           12.21%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                0.85%
Net investment income                                    4.57%

Portfolio turnover                                         14%

NET ASSETS - END OF PERIOD (000's omitted)          $   9,431
                                                    ==========




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.16%2  0.20%  0.59%  0.68%  0.74%  0.43%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.


The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION

Ohio Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Ohio Tax Exempt Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue

Notes  to  Financial  Statements  (unaudited)

FEDERAL  TAXES  (continued)
Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2006, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $11,594 for the six months ended June 30, 2005, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the

Notes  to  Financial  Statements  (unaudited)

Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $1,561,728 and $266,999, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Ohio  Tax  Exempt  Series  were:



                        FOR THE SIX MONTHS              FOR THE YEAR
                           ENDED 6/30/05               ENDED 12/31/04
             -------------------------------------  -----------------------
                   Shares              Amount        Shares       Amount
             -------------------  ----------------  ---------  ------------
Sold                    170,388   $     1,808,603    272,911   $ 2,874,653
Reinvested               24,560           258,559     57,048       605,147
Repurchased             (63,319)         (672,563)  (122,075)   (1,287,851)
             -------------------  ----------------  ---------  ------------
Total                   131,629   $     1,394,599    207,884   $ 2,191,949
             ===================  ================  =========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations,

Notes  to  Financial  Statements  (unaudited)


8.     FEDERAL  INCOME  TAX  INFORMATION  (continued)

without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2004 were as follows:




Ordinary income          $ 25,550
Tax exempt income         565,518
Long-term capital gains    17,784



At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $14,886,231

Unrealized appreciation               $   742,462
Unrealized depreciation                   (18,221)
                                      ------------

Net unrealized appreciation           $   724,241
                                      ============

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
New York Tax Exempt Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $     1,019.60  $          3.66
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,021.17  $          3.66



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




BOND TYPES1
Certificate of Participation                                       0.3%
General Obligation Bonds                                          62.2%
Revenue Bonds                                                     32.3%
Cash, short-term investments, and other assets, less liabilities   5.2%

1As a percentage of net assets.





<graphic>
<pie  chart>




CREDIT QUALITY RATINGS2,3
Aaa                                                                                            88.2%
Aa                                                                                              4.2%
A                                                                                               2.0%
Baa                                                                                             0.4%
Unrated investments, such as cash, short-term investments, and other assets, less liabilities   5.2%

2As a percentage of net assets.
3Based on ratings from Moody's.  The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES - 94.8%
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007                                     Aaa          $  200,000  $  206,214
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024                       Aaa             845,000     873,375
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025                       Aaa             365,000     376,465
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006                               Aaa             385,000     395,407
Bayport-Blue Point Union Free School District, G.O. Bond, FGIC, 5.60%, 6/15/2012             Aaa             250,000     261,590
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019                               Aaa             500,000     555,320
Brighton Central School District, G.O. Bond, FSA, 5.40%, 6/1/2012                            Aaa             250,000     261,377
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2023                                   Aaa             900,000     886,410
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2024                                   Aaa             815,000     799,091
Broome County, Public Safety Facility, Certificate of Participation, MBIA, 5.00%, 4/1/2006   Aaa             250,000     253,445
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009                                         Aaa             150,000     154,422
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010                                         Aaa             250,000     263,810
Buffalo Municipal Water Finance Authority, Water Systems, Revenue Bond,
Series A, FGIC, 5.00%, 7/1/2028                                                              Aaa             750,000     791,422
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007                          Aaa             300,000     313,692
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013                     Aaa             500,000     554,570
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008                                                   Aaa             100,000     102,306
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011                             Aaa             200,000     206,294
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011                    Aaa             300,000     309,399
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011                       Aaa             385,000     395,110
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009                         Aaa             210,000     218,652
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011                        Aaa             700,000     748,349
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009                                     Aaa             100,000     102,774
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025                                     Aaa             400,000     410,428
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.00%, 3/15/2006                       Aaa           1,500,000   1,514,400
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014                        Aaa             500,000     551,065




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                        CREDIT
                                                                                        RATING*    PRINCIPAL      VALUE
                                                                                      (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                      -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016                Aaa          $  550,000  $  583,203
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019                     Aaa             500,000     547,975
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021         Aaa             520,000     556,270
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014                                 Aaa             540,000     558,770
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018                      Aaa             180,000     187,578
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014                    Aaa             600,000     641,712
Hempstead Town, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010      AAA1             35,000      36,321
Hempstead Town, Unrefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010       Aaa             165,000     171,036
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009                                         Aaa              45,000      45,690
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015                               Aaa           1,555,000   1,719,939
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009         Aaa             420,000     464,352
Johnson City Central School District, G.O. Bond, FGIC, 4.25%, 6/15/2024               Aaa             500,000     502,215
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2028              Aaa           1,000,000   1,005,880
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2030              Aaa             985,000     986,428
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008                     Aaa             350,000     321,135
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017   Aaa             250,000     270,127
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018   Aaa             250,000     270,127
Metropolitan Transportation Authority, Service Contract, Revenue Bond,
Series B, FGIC, 5.50%, 7/1/2011                                                       Aaa           1,000,000   1,124,710
Metropolitan Transportation Authority, Transportation Facilities, Revenue Bond,
Series B, AMBAC, 5.00%, 7/1/2018                                                      Aaa           1,500,000   1,659,240
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, Series A,
MBIA, 5.00%, 11/15/2030                                                               Aaa             750,000     794,017
Middletown City School District, G.O. Bond, Series A, AMBAC, 5.50%, 11/15/2005        Aaa             175,000     176,890
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017                                Baa1            320,000     329,280
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019                          Aa3           1,700,000   1,806,675
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013              Aaa             790,000     831,491




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                           CREDIT
                                                                                           RATING*    PRINCIPAL      VALUE
                                                                                         (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                         -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA,
5.35%, 7/1/2008                                                                          Aaa          $1,500,000  $1,604,955
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014                 Aaa             500,000     550,730
Nassau County, General Impt., G.O. Bond, Series U, AMBAC, 5.25%, 11/1/2014               Aaa             335,000     352,209
Nassau County, General Impt., G.O. Bond, Series V, AMBAC, 5.25%, 3/1/2015                Aaa             385,000     408,165
Nassau County Interim Financial Authority, Sales Tax Secured, Revenue Bond,
Series A, AMBAC, 4.75%, 11/15/2023                                                       Aaa           1,000,000   1,043,480
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028                                    Aaa           1,900,000   1,995,494
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020                                     Aaa           1,000,000   1,081,440
New York City Municipal Water Finance Authority, Revenue Bond,
Series E, FGIC, 5.00%, 6/15/2026                                                         Aaa             750,000     788,183
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series B, FGIC,  5.125%, 6/15/2030                                         Aaa           2,000,000   2,087,200
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035                                          Aaa             750,000     795,428
New York City Transitional Finance Authority, Revenue Bond, Series A, 5.50%, 2/15/2011   Aa1           1,000,000   1,117,270
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013                                    A1              475,000     506,920
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018                                    A1            1,000,000   1,068,990
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012                               AAA1            700,000     771,526
New York State, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015                             Aaa             500,000     536,420
New York State Dormitory Authority, Columbia University,
Revenue Bond, Series A, 5.00%, 7/1/2025                                                  Aaa             500,000     532,745
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, MBIA, 5.00%, 6/15/2021                                                     Aaa             600,000     643,272
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, Series B, 5.00%, 6/15/2027                                                 Aaa           1,000,000   1,062,070
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series B, 6.65%, 9/15/2013                                        Aaa             250,000     250,825
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012                                  Aaa             200,000     209,844
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007                            Aaa             135,000     140,333




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                           CREDIT
                                                                                           RATING*    PRINCIPAL      VALUE
                                                                                         (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                         -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007                             Aaa          $  115,000  $  119,012
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014                             Aaa             440,000     491,898
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015                            Aaa             225,000     235,051
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015                             Aaa              25,000      26,064
New York State Housing Finance Agency, State University
Construction, Revenue Bond, Series A, 8.00%, 5/1/2011                                    Aaa             250,000     295,728
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015                                            Aaa             320,000     357,997
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017                                           Aaa             555,000     588,056
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006                                            Aaa             100,000     102,250
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016                                            Aaa             300,000     331,188
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011                                            Aaa           1,000,000   1,108,270
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020                                           Aaa             750,000     802,658
New York State Thruway Authority, Personal Income Tax,
Revenue Bond, Series A, FSA, 5.00%, 3/15/2014                                            Aaa             500,000     551,045
New York State Thruway Authority, Personal Income Tax,
Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016                                           Aaa             300,000     327,192
New York State Urban Development Corp., Revenue Bond, 5.375%, 7/1/2022                   Aaa             400,000     417,916
New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond,
Series A, FSA, 5.25%, 1/1/2014                                                           Aaa             500,000     560,645
Niagara County, G.O. Bond, MBIA, 5.20%, 1/15/2011                                        Aaa             400,000     405,364
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023                             Aaa           1,000,000   1,034,340
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010                           Aaa             250,000     272,068
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019                        Aaa             595,000     637,537




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                                CREDIT
                                                                                                RATING*    PRINCIPAL      VALUE
                                                                                              (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                              -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012      AAA1         $  805,000  $  819,538
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018                           Aaa             880,000     972,030
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021   Aaa             850,000     925,157
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022   Aaa             450,000     488,178
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014             Aaa           1,180,000   1,248,652
Rochester, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006                                       Aaa              10,000      10,237
Rochester, Unrefunded Balance, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006                   Aaa             240,000     245,438
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020                                       Aaa             250,000     282,413
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022                                       Aaa              95,000     107,324
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020                      Aaa             500,000     556,335
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011                                                 Aaa             250,000     264,180
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020                   Aaa           1,025,000   1,132,871
South Country Central School District of Brookhaven, G.O. Bond,
FGIC, 5.50%, 9/15/2007                                                                        Aaa             380,000     382,219
South Glens Falls Central School District, Prerefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018                                                            Aaa             605,000     665,863
South Glens Falls Central School District, Unrefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018                                                            Aaa              95,000     104,055
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016                Aaa             325,000     350,633
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017                Aaa             100,000     108,307
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%, 5/1/2006                               Aaa             500,000     501,190
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019                                    Aaa             895,000     938,613
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009                           Aaa             250,000     269,753
Suffolk County Water Authority, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017                Aaa             400,000     422,616
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013                             Aaa             330,000     330,667
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017                           Aaa             700,000     775,257
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018                           Aaa             850,000     945,336




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                   CREDIT
                                                                                   RATING*    PRINCIPAL      VALUE
                                                                                 (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                 -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Three Village Central School District, G.O. Bond, FSA, 5.375%, 6/15/2007         Aaa          $  230,000  $  240,203
Tompkins County, Public Impt., G.O. Bond, Series B,
5.10%, 4/1/2020                                                                  Aa2             400,000     415,512
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond,
Series A, MBIA, 4.75%, 1/1/2019                                                  Aaa             300,000     328,479
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond,
Series A, MBIA, 5.00%, 1/1/2032                                                  Aaa           2,000,000   2,103,000
Triborough Bridge & Tunnel Authority, Revenue Bond, Subordinate Bonds,
FGIC, 5.00%, 11/15/2032                                                          Aaa           1,000,000   1,063,940
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018         Aaa             575,000     636,071
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022        Aaa             380,000     420,079
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024                    Aaa             500,000     501,200
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011             Aaa             300,000     328,863
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008                       Aaa             185,000     188,767
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008                       Aaa              60,000      62,135
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2008   Aaa               5,000       5,097
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009                       Aaa             180,000     183,665
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009                       Aaa              65,000      67,313
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2009   Aaa               5,000       5,097
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011                       Aaa              15,000      15,106
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015                       Aaa           1,000,000   1,015,770
Western Nassau County Water Authority, Water Systems, Revenue Bond,
AMBAC, 5.65%, 5/1/2026                                                           Aaa             350,000     364,564
William Floyd Union Free School District of the Mastics-Moriches-Shirley,
G.O. Bond, AMBAC, 5.70%, 6/15/2008                                               Aaa             405,000     436,043
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012         Aaa             490,000     540,862
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017            Aaa             500,000     529,850



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)





                                                                   VALUE
                                                      SHARES      (NOTE 2)
                                                     ---------  ------------
TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $72,141,285)                                   $75,606,704
                                                                ------------

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $3,298,540)                         3,298,540    3,298,540
                                                                ------------

TOTAL INVESTMENTS - 98.9%
(Identified Cost $75,439,825)                                    78,905,244

OTHER ASSETS, LESS LIABILITIES - 1.1%                               863,624
                                                                ------------

NET ASSETS - 100%                                               $79,768,868
                                                                ============




KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement


Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.


*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 33.0%; MBIA - 19.6%; AMBAC - 15.3%; FSA - 13.9%.


The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $75,439,825) (Note 2)  $78,905,244
Interest receivable                                               830,691
Receivable for fund shares sold                                    97,922
Dividends receivable                                                5,740
                                                              -----------

TOTAL ASSETS                                                   79,839,597
                                                              -----------

LIABILITIES:

Accrued management fees (Note 3)                                   32,385
Accrued fund accounting and transfer agent fees (Note 3)            9,761
Accrued Chief Compliance Officer services fees (Note 3)             1,062
Audit fees payable                                                 15,010
Payable for fund shares repurchased                                12,242
Other payables and accrued expenses                                   269
                                                              -----------

TOTAL LIABILITIES                                                  70,729
                                                              -----------

TOTAL NET ASSETS                                              $79,768,868
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock                                                 $    75,286
Additional paid-in-capital                                     75,837,352
Undistributed net investment income                               300,469
Accumulated net realized gain on investments                       90,342
Net unrealized appreciation on investments                      3,465,419
                                                              -----------

TOTAL NET ASSETS                                              $79,768,868
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($79,768,868/7,528,566 shares)                $     10.60
                                                              ===========




The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Interest                                               $1,622,141
Dividends                                                  27,237
                                                       ----------

Total Investment Income                                 1,649,378
                                                       ----------

EXPENSES:

Management fees (Note 3)                                  192,557
Fund accounting and transfer agent fees (Note 3)           56,628
Directors' fees (Note 3)                                    3,459
Chief Compliance Officer services fees (Note 3)             2,988
Custodian fees                                              5,951
Miscellaneous                                              18,344
                                                       ----------

Total Expenses                                            279,927
                                                       ----------

NET INVESTMENT INCOME                                   1,369,451
                                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                           71,551
Net change in unrealized appreciation on investments        3,821
                                                       ----------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                                75,372
                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $1,444,823
                                                       ==========




The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/05       YEAR ENDED
                                                         (UNAUDITED)      12/31/04
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $   1,369,451   $ 2,517,497
Net realized gain on investments                               71,551       113,033
Net change in unrealized appreciation on investments            3,821      (621,898)
                                                        --------------  ------------

Net increase from operations                                1,444,823     2,008,632
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                 (1,361,504)   (3,015,370)
From net realized gain on investments                               -      (223,458)
                                                        --------------  ------------

Total distributions to shareholders                        (1,361,504)   (3,238,828)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)       3,865,645    12,857,412
                                                        --------------  ------------

Net increase in net assets                                  3,948,964    11,627,216

NET ASSETS:

Beginning of period                                        75,819,904    64,192,688
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $300,469 and $292,522, respectively)          $  79,768,868   $75,819,904
                                                        ==============  ============




The accompanying notes are an integral part of the financial statements.

Financial Highlights




                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       6/30/05                              FOR THE YEARS ENDED
                                                     (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $       10.58   $              10.77   $   10.89   $   10.36   $   10.36
                                                    --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income                                        0.18                   0.36        0.42        0.46        0.46
Net realized and unrealized gain (loss) on
investments                                                  0.03                  (0.07)         -2        0.54       (0.05)
                                                    --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                             0.21                   0.29        0.42        1.00        0.41
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                  (0.19)                 (0.45)      (0.41)      (0.42)      (0.41)
From net realized gain on investments                           -                  (0.03)      (0.13)      (0.05)          -
                                                    --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                         (0.19)                 (0.48)      (0.54)      (0.47)      (0.41)
                                                    --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                     $       10.60   $              10.58   $   10.77   $   10.89   $   10.36
                                                    ==============  =====================  ==========  ==========  ==========

Total return1                                                1.96%                  2.83%       3.90%       9.81%       3.96%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                   0.73%3                   0.75%     0.75%*        0.73%       0.72%
Net investment income                                      3.56%3                   3.57%       3.80%       4.20%       4.23%

Portfolio turnover                                              4%                     7%         17%          6%          7%

NET ASSETS - END OF PERIOD (000's omitted)          $      79,769   $             75,820   $  64,193   $  63,961   $  66,295
                                                    ==============  =====================  ==========  ==========  ==========




                                                 FOR THE YEAR ENDED
                                                     12/31/00
                                                    ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $    9.62
                                                    ----------

Income (loss) from investment operations:
Net investment income                                    0.43
Net realized and unrealized gain (loss) on
investments                                              0.73
                                                    ----------

Total from investment operations                         1.16
                                                    ----------

Less distributions to shareholders:
From net investment income                              (0.42)
From net realized gain on investments                       -
                                                    ----------

Total distributions to shareholders                     (0.42)
                                                    ----------

NET ASSET VALUE - END OF PERIOD                     $   10.36
                                                    ==========

Total return1                                           12.24%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses                                                 0.68%
Net investment income                                    4.51%

Portfolio turnover                                          8%

NET ASSETS - END OF PERIOD (000's omitted)          $  66,443
                                                    ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%4.


1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.
4Less  than  0.01%.


The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)


1.     ORGANIZATION

New York Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as New York Tax Exempt Series common stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

DISTRIBUTIONS OF INCOME AND GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.75% of average daily net assets each year. For the six months ended June 30, 2005, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program, are charged. Expenses not directly attributable to a series are allocated based on each series'

Notes to Financial Statements (unaudited) relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $6,958,223 and $3,195,900, respectively.

5.     CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:



                        FOR THE SIX MONTHS                FOR THE YEAR
                           ENDED 6/30/05                 ENDED 12/31/04
             -------------------------------------  ------------------------
                   Shares              Amount         Shares       Amount
             -------------------  ----------------  ----------  ------------
Sold                    635,207   $     6,732,006   1,344,216   $14,370,660
Reinvested              122,178         1,282,365     288,035     3,053,897
Repurchased            (392,546)       (4,148,726)   (430,022)   (4,567,145)
             -------------------  ----------------  ----------  ------------
Total                   364,839   $     3,865,645   1,202,229   $12,857,412
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements (unaudited)


8.     FEDERAL  INCOME  TAX  INFORMATION  (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2004 were as follows:



Ordinary income          $   25,857
Tax exempt income         2,989,513
Long-term capital gains     223,458



At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $75,394,283

Unrealized appreciation               $ 3,629,329
Unrealized depreciation                  (118,368)
                                      ------------

Net unrealized appreciation           $ 3,510,961
                                      ============

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2005
Diversified Tax Exempt

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value   During Period*
                                 1/1/05         6/30/05      1/1/05-6/30/05
                             --------------  --------------  ---------------
Actual                       $     1,000.00  $     1,023.50  $          3.66
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,021.17  $          3.66



*Expenses are equal to the Series' annualized expense ratio (for the six-month period) of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio  Composition  as  of  June  30,  2005  (unaudited)


<graphic>
<pie  chart>




BOND TYPES1
General Obligation Bonds                                          65.2%
Revenue Bonds                                                     26.1%
Certificate of Participation                                       1.7%
Tax Allocation                                                     1.6%
Special Tax                                                        0.5%
Cash, short-term investments, and other assets, less liabilities   4.9%

1As a percentage of net assets.






CREDIT QUALITY RATINGS2,3
Aaa                                                                                             81.6%
Aa                                                                                              12.2%
A                                                                                                1.3%
Unrated investments, such as, cash, short-term investments, and other assets, less liabilities   4.9%

2As a percentage of net assets.
3Based on ratings from Moody's.  The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.






TOP TEN STATES4
Pennsylvania                            6.0%
California                              4.7%
Florida                                 4.7%
Texas                                   4.6%
New Jersey                              4.6%
Massachusetts                           4.5%
Georgia                                 4.1%
New York                                4.0%
Tennessee                               4.0%
Illinois                                3.9%

4As a percentage of total investments.

Investment  Portfolio  -  June  30,  2005  (unaudited)




                                                                                     CREDIT
                                                                                     RATING*    PRINCIPAL      VALUE
                                                                                   (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                   -----------  ----------  -----------
MUNICIPAL SECURITIES - 95.1%
ALABAMA - 2.7%
Bessemer Governmental Utility Services Corp., Water Supply,
Revenue Bond, MBIA, 5.20%, 6/1/2024                                                Aaa          $  500,000  $  533,860
Fort Payne Waterworks Board, Revenue Bond, AMBAC,
3.50%, 7/1/2015                                                                    Aaa             665,000     656,156
Hoover Board of Education, Capital Outlay Warrants,
Special Tax Warrants, MBIA, 5.25%, 2/15/2017                                       Aaa             500,000     545,370
Mobile County Board of School Commissioners, Capital Outlay Warrants, G.O. Bond,
Series B, AMBAC, 5.00%, 3/1/2018                                                   Aaa             500,000     539,310
Odenville Utilities Board Water, Revenue Bond, MBIA,
4.30%, 8/1/2028                                                                    Aaa             500,000     499,840
                                                                                                            -----------
                                                                                                             2,774,536
                                                                                                            -----------

ARIZONA - 1.6%
Salt River Project, Agricultural Impt. & Power
District, Certificate of Participation, MBIA, 5.00%, 12/1/2011                     Aaa           1,500,000   1,647,030
                                                                                                            -----------

CALIFORNIA - 4.6%
California State, G.O. Bond, 5.25%, 2/1/2023                                       A3              500,000     566,140
California State, G.O. Bond, 4.75%, 12/1/2028                                      A3              795,000     805,081
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.80%, 8/1/2024                                                    Aaa             435,000     454,462
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.875%, 8/1/2025                                                   Aaa             425,000     445,812
Oak Grove School District, G.O. Bond, FSA, 5.25%, 8/1/2024                         Aaa             500,000     519,150
Richmond Joint Powers Financing Authority, Tax Allocation, Series A, MBIA,
5.25%, 9/1/2025                                                                    Aaa           1,570,000   1,697,578
Wiseburn School District, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016               Aaa             330,000     353,843
                                                                                                            -----------
                                                                                                             4,842,066
                                                                                                            -----------

COLORADO - 1.9%
Broomfield Water Activity, Enterprise Water, Revenue
Bond, MBIA, 5.00%, 12/1/2015                                                       Aaa             700,000     767,109
Denver City & County School District No. 1, G.O. Bond, FGIC, 5.00%, 12/1/2023      Aaa           1,000,000   1,069,900
El Paso County School District No. 020, G.O. Bond, Series A, MBIA,
6.20%, 12/15/2007                                                                  Aaa             160,000     172,930
                                                                                                            -----------
                                                                                                             2,009,939
                                                                                                            -----------

DELAWARE - 1.0%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011             Aaa           1,000,000   1,101,040
                                                                                                            -----------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                       CREDIT
                                                                                       RATING*    PRINCIPAL      VALUE
                                                                                     (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                     -----------  ----------  -----------
FLORIDA - 4.6%
Florida State, Jacksonville Transportation, Prerefunded Balance, G.O. Bond,
Series A, 5.00%, 7/1/2027                                                            Aa1          $  710,000  $  748,354
Florida State Board of Education, Capital Outlay, G.O. Bond, Series A,
5.00%, 6/1/2027                                                                      Aa1             750,000     788,917
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series C, AMBAC, 5.00%, 6/1/2011                                                     Aaa             425,000     466,306
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series A, FSA, 4.50%, 6/1/2025                                                       Aa1           1,280,000   1,303,565
Hillsborough County, Capital Impt. Program, County Center Project, Revenue Bond,
Series B, MBIA, 5.125%, 7/1/2022                                                     Aaa             400,000     415,512
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A,
AMBAC, 5.00%, 4/1/2015                                                               Aaa             510,000     563,978
Tohopekaliga Water Authority, Utility System, Revenue
 Bond, Series A, FSA, 5.00%, 10/1/2028                                               Aaa             510,000     543,303
                                                                                                              -----------
                                                                                                               4,829,935
                                                                                                              -----------

GEORGIA - 4.1%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%, 12/1/2018                            Aa3             350,000     364,511
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033          Aaa             310,000     324,775
Atlanta, Water & Wastewater, Revenue Bond, FSA, 5.00%, 11/1/2043                     Aaa           1,500,000   1,583,505
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012                                  Aaa             200,000     229,210
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022                                  Aaa           1,270,000   1,265,352
Rockdale County, Water & Sewer Authority, Revenue Bond, FSA, 5.00%, 7/1/2022         Aaa             450,000     478,395
                                                                                                              -----------
                                                                                                               4,245,748
                                                                                                              -----------

HAWAII - 0.3%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007                                 Aa2             260,000     278,658
                                                                                                              -----------


ILLINOIS - 3.8%
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027                                            Aaa             250,000     265,727
Chicago, G.O. Bond, MBIA, Series A, 5.00%, 1/1/2034                                  Aaa             830,000     870,720
Chicago Neighborhoods Alive 21 Program, G.O. Bond, FGIC, 5.375%, 1/1/2026            Aaa             500,000     537,745
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022                            Aaa             750,000     793,147
Illinois State, Certificate of Participation, Series 1995 A, MBIA, 5.60%, 7/1/2010   Aaa             100,000     102,236
Illinois State, G.O. Bond, 5.00%, 12/1/2027                                          Aa3             600,000     631,872




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                        CREDIT
                                                                                        RATING*    PRINCIPAL      VALUE
                                                                                      (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                      -----------  ----------  -----------
ILLINOIS (continued)
Madison & St. Clair Counties School District No. 010 Collinsville, School Building,
Prerefunded Balance, G.O. Bond, FGIC, 5.125%, 2/1/2019                                Aaa          $  500,000  $  549,750
Rock Island County School District No. 041 Rock Island,
G.O. Bond, FSA, 5.125%, 12/1/2015                                                     Aaa             200,000     212,304
                                                                                                               -----------
                                                                                                                3,963,501
                                                                                                               -----------

INDIANA - 1.4%
Avon Community School Building Corp., Prerefunded Balance, Revenue Bond,
AMBAC, 5.25%, 1/1/2022                                                                Aaa             310,000     324,186
Avon Community School Building Corp., Unrefunded Balance, Revenue Bond,
AMBAC, 5.25%, 1/1/2022                                                                Aaa             615,000     639,852
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018                                    Aaa             300,000     331,074
Monroe County Community School Corp., Prerefunded Balance, Revenue Bond, MBIA,
5.25%, 7/1/2016                                                                       Aaa             125,000     132,065
                                                                                                               -----------
                                                                                                                1,427,177
                                                                                                               -----------

IOWA - 1.1%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021                 Aaa             425,000     467,730
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021                                 Aaa             250,000     257,130
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018                  Aaa             425,000     427,571
                                                                                                               -----------
                                                                                                                1,152,431
                                                                                                               -----------

KANSAS - 1.4%
Derby, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.00%, 6/1/2015                 Aaa             275,000     281,011
Johnson County Unified School District No. 229, G.O.
Bond, Series A, 5.00%, 10/1/2014                                                      Aa1             220,000     230,782
Johnson County Unified School District No. 231, Prerefunded Balance, G.O.
Bond, Series A, FGIC, 5.75%, 10/1/2016                                                Aaa             500,000     554,700
Wyandotte County School District No. 204 Bonner Springs, G.O. Bond,
Series A, FSA, 5.375%, 9/1/2015                                                       Aaa             400,000     439,528
                                                                                                               -----------
                                                                                                                1,506,021
                                                                                                               -----------

KENTUCKY - 0.6%
Jefferson County School District Finance Corp., School
Building, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 2/1/2011          Aaa             300,000     310,131
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC,
6.50%, 7/1/2008                                                                       Aaa             250,000     275,702
                                                                                                               -----------
                                                                                                                  585,833
                                                                                                               -----------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                      CREDIT
                                                                                      RATING*    PRINCIPAL      VALUE
                                                                                    (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                    -----------  ----------  -----------
LOUISIANA - 3.2%
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.35%, 3/1/2026           Aaa          $  660,000  $  661,360
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.375%, 3/1/2027          Aaa           1,090,000   1,093,532
Lafayette Public Power Authority, Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012   Aaa             730,000     807,884
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012                     Aaa             300,000     315,999
Orleans Parish, Parishwide School District, G.O. Bond,
Series A, FGIC, 5.125%, 9/1/2016                                                    Aaa             400,000     420,268
                                                                                                             -----------
                                                                                                              3,299,043
                                                                                                             -----------

MAINE - 0.8%
Kennebec Water District, Revenue Bond, FSA, 5.125%, 12/1/2021                       Aaa             750,000     790,665
                                                                                                             -----------

MARYLAND - 0.3%
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009             Aaa             260,000     285,347
                                                                                                             -----------

MASSACHUSETTS - 4.4%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021                                 Aaa           1,000,000   1,005,350
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022                                 Aaa             410,000     410,439
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020                          Aaa             500,000     541,260
Massachusetts Bay Transportation Authority, General Transportation System,
Prerefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026                   Aaa             315,000     323,338
Massachusetts Bay Transportation Authority, General Transportation System,
Prerefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026                   Aaa             185,000     190,086
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010                    Aaa             400,000     448,612
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014                          Aa2           1,000,000   1,131,340
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020                                        Aaa             100,000     109,417
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021                                         Aaa             400,000     430,208
                                                                                                             -----------
                                                                                                              4,590,050
                                                                                                             -----------

MICHIGAN - 3.3%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%, 5/1/2011                       Aaa             150,000     153,603
Detroit City School District, School Building & Site Impt., G.O. Bond,
Series B, FGIC, 5.00%, 5/1/2033                                                     Aaa             750,000     792,233
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022                        Aaa             500,000     526,865
Hudsonville Public Schools, G.O. Bond, FGIC, 5.15%, 5/1/2027                        Aaa             225,000     235,550




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                   CREDIT
                                                                                   RATING*    PRINCIPAL      VALUE
                                                                                 (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                 -----------  ----------  -----------
MICHIGAN (continued)
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026                   Aaa          $  480,000  $  499,522
Muskegon Water, Revenue Bond, FSA, 4.75%, 5/1/2019                               Aaa             565,000     579,701
Oakland County, George W. Kuhn Drain District,
G.O. Bond, Series B, 5.375%, 4/1/2021                                            Aaa             475,000     506,901
St. Joseph County, Sewer Disposal Systems - Constantine,
G.O. Bond, FSA, 5.00%, 4/1/2012                                                  AAA1            100,000     102,640
                                                                                                          -----------
                                                                                                           3,397,015
                                                                                                          -----------

MINNESOTA - 1.5%
Albert Lea Independent School District No. 241, G.O. Bond, MBIA,
5.00%, 2/1/2018                                                                  Aaa             500,000     505,650
Big Lake Independent School District No. 727, G.O. Bond, MBIA,
5.50%, 2/1/2014                                                                  Aaa             500,000     521,845
Minneapolis, G.O. Bond, Series B, 5.20%, 3/1/2013                                Aa1             300,000     301,305
Western Minnesota Municipal Power Agency, Revenue
Bond, 6.625%, 1/1/2016                                                           Aaa             175,000     209,451
                                                                                                          -----------
                                                                                                           1,538,251
                                                                                                          -----------

MISSISSIPPI - 1.6%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017               Aaa             500,000     539,830
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013                  Aaa           1,000,000   1,095,220
                                                                                                          -----------
                                                                                                           1,635,050
                                                                                                          -----------

MISSOURI - 0.6%
Metropolitan St. Louis Sewer District Wastewater System, Revenue Bond,
Series A, MBIA, 3.60%, 5/1/2013                                                  Aaa             600,000     608,586
                                                                                                          -----------

NEVADA - 2.4%
Clark County Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019         Aaa             500,000     509,410
Clark County Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024       Aaa             425,000     448,307
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, G.O. Bond, Series A,
 FGIC, 5.00%, 5/15/2028                                                          Aaa             625,000     661,819
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, G.O. Bond, Series A,
 FGIC, 5.00%, 5/15/2028                                                          Aaa             125,000     130,150
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025   Aaa             750,000     794,182
                                                                                                          -----------
                                                                                                           2,543,868
                                                                                                          -----------

NEW JERSEY - 4.5%
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2028     Aaa             835,000     848,076




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                     CREDIT
                                                                                     RATING*    PRINCIPAL     VALUE
                                                                                   (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                   -----------  ----------  -----------
NEW JERSEY (continued)
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2029       Aaa          $1,000,000   $1,014,830
Essex County, G.O. Bond, Series A, MBIA, 4.50%, 5/1/2031                           Aaa             500,000      505,525
Jersey City Water, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 3/15/2011           Aaa             225,000      239,706
Morris County Impt. Authority, School District, Morris Hills Regional District,
Revenue Bond, 3.70%, 10/1/2018                                                     Aaa             540,000      535,615
North Hudson Sewerage Authority, Revenue Bond, FGIC, 5.25%, 8/1/2016               AAA1            250,000      258,678
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012     Aaa           1,200,000    1,257,660
                                                                                                            -----------
                                                                                                              4,660,090
                                                                                                            -----------




NEW MEXICO - 0.7%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond,
Series A, MBIA, 3.25%, 6/1/2013                                                    Aaa             805,000      787,081
                                                                                                            -----------


NEW YORK - 4.0%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014              Aaa             380,000      418,809
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014           Aaa           1,290,000    1,363,943
New York City Municpal Water Finance Authority, Revenue Bond, Series E,
FGIC, 5.00%, 6/15/2026                                                             Aaa             750,000      788,182
Orange County, G.O. Bond, 5.125%, 9/1/2024                                         Aa1             500,000      530,375
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006                               Aa1             500,000      502,580
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012             Aaa             350,000      374,507
Westchester County, G.O. Bond, 4.75%, 11/15/2016                                   Aaa              15,000       15,582
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016               Aaa             135,000      138,455
                                                                                                            -----------
                                                                                                              4,132,433
                                                                                                            -----------

NORTH CAROLINA - 3.1%
Cary, G.O. Bond, 5.00%, 3/1/2018                                                   Aaa             700,000      769,741
Mecklenburg County, Public Impt., G.O. Bond, Series A, 4.125%, 2/1/2022            Aaa           1,455,000    1,462,406
Raleigh, G.O. Bond, 4.40%, 6/1/2017                                                Aaa             250,000      259,497
Union County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013      Aaa             250,000      274,798
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019                                          Aaa             400,000      439,248
                                                                                                            -----------
                                                                                                              3,205,690
                                                                                                            -----------

OHIO - 2.5%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012                     Aaa           1,140,000    1,262,402








The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                           CREDIT
                                                                                           RATING*    PRINCIPAL      VALUE
                                                                                         (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                         -----------  ----------  -----------
OHIO (continued)
Newark City School District, School Impt., G.O. Bond, FGIC, 4.25%, 12/1/2027             Aaa          $  500,000  $  494,990
Oak Hills Local School District, G.O. Bond, MBIA, 5.125%, 12/1/2025                      Aaa             490,000     515,039
Springfield City School District, G.O. Bond, FGIC, 5.20%,
12/1/2023                                                                                Aaa             325,000     359,437
                                                                                                                  -----------
                                                                                                                   2,631,868
                                                                                                                  -----------

OKLAHOMA - 0.7%
Oklahoma State Turnpike Authority, Revenue Bond,
Series A, FGIC, 5.00%, 1/1/2023                                                          Aaa             750,000     787,035
                                                                                                                  -----------

OREGON - 3.1%
Josephine County Unit School District Three Rivers, G.O.
Bond, FSA, 5.25%, 6/15/2017                                                              Aaa             825,000     917,210
Oregon State Board of Higher Education, G.O. Bond, Series B, 5.00%, 8/1/2033             Aa3           1,500,000   1,545,135
Salem, Pedestrian Safety Impts., Prerefunded Balance, G.O. Bond, FGIC, 5.50%, 5/1/2010   Aaa             255,000     261,125
Washington County School District No. 015 Forest Grove, G.O. Bond,
FSA, 5.50%, 6/15/2017                                                                    Aaa             500,000     562,620
                                                                                                                  -----------
                                                                                                                   3,286,090
                                                                                                                  -----------

PENNSYLVANIA - 5.9%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017                                         Aaa             300,000     313,734
Cambria County, Prerefunded Balance, G.O. Bond, Series A, FGIC, 6.10%, 8/15/2016         Aaa              65,000      66,474
Jenkintown School District, G.O. Bond, Series A, FGIC, 4.50%, 5/15/2032                  Aaa           1,000,000   1,004,650
Pennsylvania State, G.O. Bond, MBIA, 5.00%, 1/1/2011                                     Aaa           1,500,000   1,640,790
Pennsylvania State Turnpike Commission, Revenue Bond, AMBAC,
5.375%, 7/15/2019                                                                        Aaa             530,000     589,206
Philadelphia, Water & Wastewater, Revenue Bond,
MBIA, 5.60%, 8/1/2018                                                                    Aaa              20,000      20,505
Philadelphia, Water & Wastewater, Unrefunded Balance, Revenue Bond,
MBIA, 5.60%, 8/1/2018                                                                    Aaa             130,000     132,938
Plum Boro School District, G.O. Bond, Series A, FGIC, 4.50%, 9/15/2030                   AAA1            855,000     861,199
Uniontown Area School District, G.O. Bond, FSA, 4.35%, 10/1/2034                         AAA1          1,500,000   1,476,465
                                                                                                                  -----------
                                                                                                                   6,105,961
                                                                                                                  -----------

RHODE ISLAND - 1.0%
Rhode Island Clean Water Finance Agency, Revenue Bond,
Series A, MBIA, 5.00%, 10/1/2035                                                         Aaa           1,000,000   1,051,680
                                                                                                                  -----------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                          CREDIT
                                                                                          RATING*    PRINCIPAL      VALUE
                                                                                        (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                        -----------  ----------  -----------
SOUTH CAROLINA - 3.3%
Beaufort County School District, G.O. Bond, Series A, 5.00%, 3/1/2020                   Aa1          $  500,000  $  547,580
Orangeburg County Consolidated School District 5, G.O. Bond,
5.625%, 3/1/2019                                                                        Aa1             800,000     879,112
South Carolina, Transportation Infrastructure Bank, Revenue Bond,
Series A, AMBAC, 5.25%, 10/1/2021                                                       Aaa           1,500,000   1,617,600
South Carolina State Highway, Prerefunded Balance, G.O. Bond, Series B,
5.625%, 7/1/2010                                                                        Aaa             350,000     367,342
                                                                                                                 ----------
                                                                                                                  3,411,634
                                                                                                                 -----------

SOUTH DAKOTA - 0.6%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond,
FSA, 4.75%, 1/1/2018                                                                    Aaa             650,000     671,359
                                                                                                                 -----------

TENNESSEE - 3.9%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC, 5.35%, 9/1/2023          Aaa             450,000     474,624
Johnson City School Sales Tax, Prerefunded Balance, G.O. Bond, AMBAC, 6.70%, 5/1/2021   Aaa             350,000     361,858
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018                                           Aaa             950,000   1,025,677
Shelby County, G.O. Bond, Series A, 5.50%, 3/1/2010                                     Aa2           2,000,000   2,211,660
                                                                                                                 ----------
                                                                                                                  4,073,819
                                                                                                                 -----------

TEXAS - 4.5%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011                                       Aaa             445,000     466,396
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017                  Aaa           1,125,000   1,150,132
McKinney Waterworks & Sewer, Revenue Bond, FGIC,
4.75%, 3/15/2024                                                                        Aaa           1,000,000   1,030,090
North Texas Municipal Water District, Regional Wastewater, Revenue Bond,
FSA, 5.00%, 6/1/2012                                                                    Aaa             150,000     155,770
Richardson Independent School District, G.O. Bond, Series B, 5.00%,
2/15/2021                                                                               Aaa             500,000     516,455
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028              Aaa             490,000     519,601
Southlake Waterworks & Sewer System, G.O. Bond, AMBAC, 5.30%,
2/15/2011                                                                               Aaa             350,000     355,491
Waller Consolidated Independent School District, G.O. Bond, 4.75%,
2/15/2023                                                                               Aaa             500,000     512,115
                                                                                                                 ----------
                                                                                                                  4,706,050
                                                                                                                 -----------

UTAH - 2.6%
Alpine School District, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 3/15/2009         Aaa             250,000     258,150
Mountain Regional Water Special Service District, Revenue Bond, MBIA, 5.00%,
12/15/2030                                                                              Aaa           1,240,000   1,316,334




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)




                                                                                             CREDIT
                                                                                             RATING*    PRINCIPAL      VALUE
                                                                                           (UNAUDITED)    AMOUNT      (NOTE 2)
                                                                                           -----------  ----------  ------------
UTAH (continued)
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019                        Aaa          $  795,000  $   795,580
Utah State Building Ownership Authority,  Revenue Bond, Series
C, FSA, 5.50%, 5/15/2011                                                                   Aaa             300,000      335,451
                                                                                                                    ------------
                                                                                                                      2,705,515
                                                                                                                    ------------

VIRGINIA - 1.2%
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%, 3/1/2024                                  Aaa             685,000      694,412
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023                                       Aaa             400,000      417,652
Spotsylvania County Water & Sewer Systems, Revenue
Bond, MBIA, 5.25%, 6/1/2016                                                                Aaa             130,000      138,609
                                                                                                                    ------------
                                                                                                                      1,250,673
                                                                                                                    ------------

WASHINGTON - 3.1%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022                                        Aaa           1,000,000    1,084,260
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030                                    Aaa             400,000      413,800
King County, Sewer, Revenue Bond, Series A, MBIA, 4.50%, 1/1/2032                          Aaa           1,070,000    1,070,000
Seattle, Prerefunded Balance, G.O. Bond, Series A, 5.75%, 1/15/2020                        Aa1             230,000      233,892
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023                                     Aa1             410,000      424,215
                                                                                                                    ------------
                                                                                                                      3,226,167
                                                                                                                    ------------

WISCONSIN - 3.2%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%,
10/1/2011                                                                                  Aaa             400,000      406,780
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011                                         Aaa             765,000      840,429
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021                   Aaa             450,000      484,096
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016                          Aaa             500,000      530,695
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA, 5.625%, 3/1/2019   Aaa             415,000      461,488
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007                Aa2              25,000       25,373
West De Pere School District, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017                   Aaa             500,000      546,140
                                                                                                                    ------------
                                                                                                                      3,295,001
                                                                                                                    ------------

TOTAL MUNICIPAL SECURITIES
(Identified Cost $94,808,862)                                                                                        99,039,936
                                                                                                                    ------------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2005 (unaudited)





                                                      VALUE
                                        SHARES      (NOTE 2)
                                       ---------  -------------
SHORT-TERM INVESTMENTS - 3.2%
Dreyfus Municipal Reserves - Class R
(Identified Cost $3,308,888)           3,308,888  $  3,308,888
                                                  -------------

TOTAL INVESTMENTS - 98.3%
(Identified Cost $98,117,750)                      102,348,824

OTHER ASSETS, LESS LIABILITIES - 1.7%                1,819,448
                                                  -------------

NET ASSETS - 100%                                 $104,168,272
                                                  =============




KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement
No.  -  Number


Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.


*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)


The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 27.6%; FGIC - 21.3%; FSA - 18.4%.


The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)


June  30,  2005




ASSETS:
Investments, at value (identified cost $98,117,750) (Note 2)  $102,348,824
Interest receivable                                              1,277,840
Receivable for fund shares sold                                    608,238
Dividends receivable                                                 4,049
                                                              ------------

TOTAL ASSETS                                                   104,238,951
                                                              ------------

LIABILITIES:

Accrued management fees (Note 3)                                    42,155
Accrued fund accounting and transfer agent fees (Note 3)            12,171
Accrued Chief Compliance Officer services fees (Note 3)              1,062
Audit fees payable                                                  14,812
Other payables and accrued expenses                                    479
                                                              ------------

TOTAL LIABILITIES                                                   70,679
                                                              ------------

TOTAL NET ASSETS                                              $104,168,272
                                                              ============

NET ASSETS CONSIST OF:

Capital stock                                                 $     94,163
Additional paid-in-capital                                      99,349,227
Undistributed net investment income                                389,959
Accumulated net realized gain on investments                       103,849
Net unrealized appreciation on investments                       4,231,074
                                                              ------------

TOTAL NET ASSETS                                              $104,168,272
                                                              ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($104,168,272/9,416,319 shares)               $      11.06
                                                              ============




The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)


For  the  Six  Months  Ended  June  30,  2005




INVESTMENT INCOME:
Interest                                               $2,016,052
Dividends                                                  37,470
                                                       ----------

Total Investment Income                                 2,053,522
                                                       ----------

EXPENSES:

Management fees (Note 3)                                  237,340
Fund accounting and transfer agent fees (Note 3)           68,486
Directors' fees (Note 3)                                    3,459
Chief Compliance Officer services fees (Note 3)             2,988
Custodian fees                                              6,365
Miscellaneous                                              27,594
                                                       ----------

Total Expenses                                            346,232
                                                       ----------

NET INVESTMENT INCOME                                   1,707,290
                                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                           99,349
Net change in unrealized appreciation on investments      544,389
                                                       ----------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                               643,738
                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                             $2,351,028
                                                       ==========




The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/05       YEAR ENDED
                                                          (UNAUDITED      12/31/04
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $   1,707,290   $ 2,770,680
Net realized gain on investments                               99,349        79,105
Net change in unrealized appreciation on
investments                                                   544,389        85,958
                                                        --------------  ------------

Net increase from operations                                2,351,028     2,935,743
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 7):

From net investment income                                 (1,658,346)   (3,183,863)
From net realized gain on investments                               -       (64,781)
                                                        --------------  ------------

Total distributions to shareholders                        (1,658,346)   (3,248,644)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)      17,034,586    23,000,395
                                                        --------------  ------------

Net increase in net assets                                 17,727,268    22,687,494

NET ASSETS:

Beginning of period                                        86,441,004    63,753,510
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $389,959 and $341,015, respectively)          $ 104,168,272   $86,441,004
                                                        ==============  ============




The accompanying notes are an integral part of the financial statements.

Financial Highlights




                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/05                          FOR THE YEARS ENDED
                                               (UNAUDITED)          12/31/04          12/31/03    12/31/02    12/31/01
                                              --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD         $       10.99   $              11.04   $   11.00   $   10.54   $   10.57
                                              --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income                                  0.18                   0.37        0.41        0.44        0.45
Net realized and unrealized gain (loss) on
investments                                            0.08                   0.04        0.10        0.51       (0.06)
                                              --------------  ---------------------  ----------  ----------  ----------

Total from investment operations                       0.26                   0.41        0.51        0.95        0.39
                                              --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                            (0.19)                 (0.45)      (0.41)      (0.41)      (0.41)
From net realized gain on investments                     -                  (0.01)      (0.06)      (0.08)      (0.01)
                                              --------------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders                   (0.19)                 (0.46)      (0.47)      (0.49)      (0.42)
                                              --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD               $       11.06   $              10.99   $   11.04   $   11.00   $   10.54
                                              ==============  =====================  ==========  ==========  ==========

Total return1                                          2.35%                  3.80%       4.65%       9.21%       3.72%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses                                             0.73%2                   0.77%       0.78%       0.82%       0.78%
Net investment income                                3.60%2                   3.63%       3.83%       4.07%       4.26%

Portfolio turnover                                        2%                     5%          7%         11%          3%

NET ASSETS - END OF PERIOD (000's omitted)    $     104,168   $             86,441   $  63,754   $  55,169   $  53,266
                                              ==============  =====================  ==========  ==========  ==========




                                           FOR THE YEAR ENDED
                                               12/31/00
                                              ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD         $    9.74
                                              ----------

Income (loss) from investment operations:
Net investment income                              0.43
Net realized and unrealized gain (loss) on
investments                                        0.81
                                              ----------

Total from investment operations                   1.24
                                              ----------

Less distributions to shareholders:
From net investment income                        (0.41)
From net realized gain on investments                 -
                                              ----------

Total distributions to shareholders               (0.41)
                                              ----------

NET ASSET VALUE - END OF PERIOD               $   10.57
                                              ==========

Total return1                                     12.92%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses                                           0.76%
Net investment income                              4.55%

Portfolio turnover                                    1%

NET ASSETS - END OF PERIOD (000's omitted)    $  46,649
                                              ==========



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
2Annualized.


The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)


1.     ORGANIZATION

Diversified Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2005, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Diversified Tax Exempt Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund (except a percentage of the Fund's Chief Compliance Officer's salary, which is paid by the Fund, and the Special Assistant Secretary's salary, which is paid by BISYS Fund Services Ohio, Inc. ("BISYS")), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, until at least December 31, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.78% of average daily net assets each year. For the six months ended June 30, 2005, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund pays the Advisor an annual fee of 0.15% of the Fund's average daily net assets up to $900 million, 0.11% for the Fund's average daily net assets between $900 million and $1.5 billion, and 0.07% for the Fund's average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund's Compliance Program,

Notes to Financial Statements (unaudited) are charged. Expenses not directly attributable to a series are allocated based on each series' relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term securities, were $16,914,087 and $1,499,350, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Diversified  Tax  Exempt  Series  were:



                        FOR THE SIX MONTHS                FOR THE YEAR
                           ENDED 6/30/05                 ENDED 12/31/04
             -------------------------------------  ------------------------
                   Shares              Amount         Shares       Amount
             -------------------  ----------------  ----------  ------------
Sold                  1,910,897   $    21,036,339   2,625,078   $28,823,549
Reinvested              143,462         1,565,607     281,111     3,071,337
Repurchased            (506,384)       (5,567,360)   (815,090)   (8,894,491)
             -------------------  ----------------  ----------  ------------

Total                 1,547,975   $    17,034,586   2,091,099   $23,000,395
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2005.

7.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2004 were as follows:




Ordinary income          $   40,000
Tax exempt income         3,143,863
Long-term capital gains      64,781

Notes to Financial Statements (unaudited)


7.     FEDERAL  INCOME  TAX  INFORMATION  (continued)

At June 30, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $98,078,914

Unrealized appreciation               $ 4,294,299
Unrealized depreciation                   (24,389)
                                      ------------

Net unrealized appreciation           $ 4,269,910
                                      ============

[This  page  intentionally  left  blank]

Literature Requests (unaudited)


PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                             1-800-466-3863
On the Securities and Exchange
     Commission's (SEC) web site     http://www.sec.gov

PROXY VOTING RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                             1-800-466-3863
On the SEC's web site                http://www.sec.gov

The Series' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                            1-800-466-3863
On the SEC's web site               http://www.sec.gov
On the Advisor's web site
http://www.manningnapieradvisors.com/www/exeter_fund.asp

ADDITIONAL INFORMATION AVAILABLE AT
WWW.MANNINGNAPIERADVISORS.COM/WWW/EXETER_FUND.ASP
--------------------------------------------------------------------------------

1.  Fund Holdings - month-end
2.  Fund Holdings - quarter-end
3.  Shareholder Report - Annual
4.  Shareholder Report - Semi-Annual

ITEM  2:  CODE OF ETHICS

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

NOT APPLICABLE.


ITEM  6:  SCHEDULE OF INVESTMENTS

SEE INVESTMENT PORTFOLIOS UNDER ITEM 1 ON THIS FORM N-CSR.


ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

NOT APPLICABLE.


ITEM  8:  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

NOT APPLICABLE.


ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

NOT APPLICABLE.


ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURE BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.


ITEM 11:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM 12:  EXHIBITS

(A)(1)  NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

(A)(2) SEPARATE CERTIFICATIONS FOR THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, AS REQUIRED BY SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 AND RULE 30A-2(A) UNDER THE INVESTMENT COMPANY ACT OF 1940, ARE ATTACHED AS EX-99.CERT.

(A)(3)  NOT APPLICABLE.

(B) A CERTIFICATION OF THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, AS REQUIRED BY 18 U.S.C SECTION 1350, AS
ADOPTED PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002, AND
RULE 30A-2(B) UNDER THE INVESTMENT COMPANY ACT OF 1940, IS ATTACHED AS EX-99.906CERT. THE CERTIFICATION FURNISHED PURSUANT TO THIS PARAGRAPH IS
NOT DEEMED TO BE "FILED" FOR PURPOSES OF SECTION 18 OF THE SECURITIES
EXCHANGE ACT OF 1934, OR OTHERWISE SUBJECT TO THE LIABILITY OF THAT SECTION. SUCH CERTIFICATION IS NOT DEEMED TO BE INCORPORATED BY REFERENCE INTO ANY FILING UNDER THE SECURITIES ACT OF 1933 OR THE SECURITIES EXCHANGE ACT OF 1934, EXCEPT TO THE EXTENT THAT THE REGISTRANT SPECIFICALLY INCORPORATES THEM BY REFERENCE.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/S/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Ausptiz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
August 29, 2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. August 29, 2005